UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — 88.0%
Commodity — 14.9%
iPath Dow Jones-UBS Agriculture Subindex Total Return ETN*	9,550	$507,181
PowerShares DB Energy Fund*	28,060	792,976
PowerShares DB Gold Fund*	29,437	1,783,882
PowerShares DB Silver Fund*	7,330	422,941
RICI - Agriculture ELEMENTS*	51,256	465,917

		3,972,897

Currency — 10.7%
PowerShares DB G10 Currency Harvest Fund*	28,696	704,774
Powershares DB US Dollar Index Bullish Fund*	64,768	1,432,668
WisdomTree Dreyfus Chinese Yuan Fund*	19,307	490,398
WisdomTree Dreyfus Emerging Currency Fund*	11,070	229,813

		2,857,653

Equity — 29.1%
Alerian MLP ETF	16,877	284,040
Consumer Staples Select Sector SPDR Fund	8,375	268,251
iShares S&P Latin America 40 Index Fund	11,678	542,560
SPDR S&P 500 ETF Trust	17,683	2,320,186
Vanguard Global ex-U.S. Real Estate ETF	12,269	544,007
Vanguard MSCI EAFE ETF	47,442	1,534,749

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Equity — (Continued)
Vanguard MSCI Emerging Markets ETF	37,763	$1,598,130
WisdomTree Equity Income Fund	16,027	688,360

		7,780,283

Fixed Income — 28.3%
Cohen & Steers Quality Income Realty Fund, Inc.	29,219	278,457
First Trust Strategic High Income Fund II	26,714	440,247
Guggenheim BulletShares 2016 Corporate Bond ETF	37,689	818,228
iShares Barclays 1-3 Year Credit Bond Fund	17,802	1,865,650
iShares Barclays Credit Bond Fund	6,877	759,565
iShares S&P National Municipal Bond Fund	2,339	262,132
PowerShares Build America Bond Portfolio	18,584	546,184
PowerShares Emerging Markets Sovereign Debt Portfolio	22,774	624,235
PowerShares Fundamental High Yield Corporate Bond Portfolio	28,277	523,973
PowerShares International Corporate Bond Portfolio	17,716	482,761
SPDR Barclays Capital High Yield Bond ETF	12,182	480,823
Western Asset Emerging Markets Income Fund, Inc.	35,559	495,337

		7,577,592

See accompany Notes to the Quarterly Portfolio of Investments.

1

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Other — 3.0%
Credit Suisse Merger Arbitrage Index ETN*	38,906	$797,184

Real Estate — 2.0%
Vanguard REIT ETF	8,894	548,582

TOTAL EXCHANGE TRADED FUNDS (Cost $22,634,300)		23,534,191

TOTAL INVESTMENTS - 88.0% (Cost $22,634,300)**		23,534,191
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.0%		3,197,963

NET ASSETS - 100.0%		$26,732,154

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$22,634,300

Gross unrealized appreciation	926,119
Gross unrealized depreciation	(26,228)

Net unrealized appreciation	$899,891

DB	Deutche Bank
EAFE	Europe, Australia, and Far East
ETN	Exchange Traded Notes
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
RICI	Rogers International Commodity Index
S&P	Standard & Poor’s

See accompany Notes to the Quarterly Portfolio of Investments.

2

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Boston Advisors Broad Allocation Strategy Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities ;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) ; and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

3

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$23,534,191	$23,534,191	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Level 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 26.9%
Basic Materials — 2.2%
Huntsman Corp.	13,100	$166,763
MeadWestvaco Corp.	5,350	157,504

		324,267

Communications — 4.8%
Cisco Systems, Inc.	8,500	166,855
Comcast Corp., Class A	6,370	169,378
DISH Network Corp., Class A	3,875	108,190
EchoStar Corp., Class A*	5,650	148,199
Verizon Communications, Inc.	3,300	124,278

		716,900

Consumer, Cyclical — 3.1%
CVS Caremark Corp.	3,850	160,738
Dana Holding Corp.*	8,650	128,453
Wal-Mart Stores, Inc.	2,750	168,740

		457,931

Consumer, Non-cyclical — 5.4%
Alliance Data Systems Corp.*	1,500	166,200
Pfizer, Inc.	7,450	159,430
Philip Morris International, Inc.	2,150	160,755
UnitedHealth Group, Inc.	3,100	160,549
WellPoint, Inc.	2,300	147,936

		794,870

Energy — 4.4%
Chevron Corp.	1,500	154,620
ConocoPhillips.	2,250	153,473
CVR Energy, Inc.*	6,900	172,086
Exxon Mobil Corp.	2,000	167,480

		647,659

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — 4.1%
Cummins, Inc.	1,450	$150,800
Eaton Corp.	3,350	164,251
KBR, Inc.	5,100	163,914
United Parcel Service, Inc., Class B	1,675	126,714

		605,679

Technology — 2.1%
Microsoft Corp.	5,850	172,750
NCR Corp.*	7,500	140,475

		313,225

Utilities — 0.8%
PPL Corp.	4,400	122,276

TOTAL COMMON STOCKS (Cost $3,854,205)		3,982,807

EXCHANGE TRADED FUNDS — 50.9%
Commodity — 3.9%
SPDR Gold Shares*	3,400	575,654

Equity — 40.5%
iShares MSCI ACWI Index Fund	8,000	355,840
iShares MSCI EAFE Index Fund	4,700	245,058
iShares MSCI Emerging Market Index Fund	6,000	252,780
Ishares Russell 2000 Index Fund	6,500	513,955
iShares S&P 500 Index Fund	3,900	513,903
Ishares S&P Midcap 400 Index Fund	5,500	513,645
SPDR S&P 500 ETF Trust	19,900	2,611,079
Technology Select Sector SPDR Fund	18,500	500,425

See accompanying Notes to the Quarterly Portfolio of Investments.

1

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — (Continued)
Equity — (Continued)
Utilities Select Sector SPDR Fund	14,000	$485,520

		5,992,205

Fixed Income — 6.5%
iShares Barclays Aggregate Bond Fund	7,100	788,455
iShares JPMorgan USD Emerging Markets Bond Fund	1,600	177,600

		966,055

TOTAL EXCHANGE TRADED FUNDS (Cost $7,218,177)		7,533,914

MUTUAL FUNDS — 21.7%
Fixed Income — 21.7%
DoubleLine Total Return Bond Fund, Class I	48,227	537,249
Fidelity Advisor Emerging Markets Income Fund	5,192	71,391
Goldman Sachs Emerging Markets Debt Fund	9,900	125,631
Goldman Sachs High Yield Fund	32,000	224,960
Goldman Sachs Local Emerging Markets Debt Fund	12,600	117,810
PIMCO Total Return Fund, Administrative Shares	191,034	2,124,300

		3,201,341

TOTAL MUTUAL FUNDS (Cost $3,197,615)		3,201,341

Value
TOTAL INVESTMENTS - 99.5% (Cost $14,269,997)**	$14,718,062
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	70,285

NET ASSETS - 100.0%	$14,788,347

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$14,269,997

Gross unrealized appreciation	505,985
Gross unrealized depreciation	(57,920)

Net unrealized appreciation	$448,065

ACWI	Adjusted Market Capitalization Weighted Index
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Compak Dynamic Asset Allocation Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$14,718,062	$14,718,062	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

4

CORVERUS STRATEGIC EQUITY FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.2%
Consumer Discretionary — 10.7%
Deckers Outdoor Corp.*	710	$57,403
Foot Locker, Inc.	3,410	89,478
Ford Motor Co.	5,000	62,100
Macy’s, Inc.	4,500	151,605
VF Corp.	820	107,822
Wyndham Worldwide Corp.	1,950	77,532

		545,940

Consumer Staples — 8.5%
CVS Caremark Corp.	3,640	151,970
Kraft Foods, Inc., Class A	4,220	161,626
PepsiCo, Inc.	1,850	121,489

		435,085

Energy — 12.7%
Chevron Corp.	1,870	192,760
Exxon Mobil Corp.	2,560	214,374
Hess Corp.	1,540	86,702
Marathon Petroleum Corp.	1,680	64,210
National Oilwell Varco, Inc.	1,180	87,296

		645,342

Financials — 12.6%
American Express Co.	2,380	119,333
Chubb Corp. (The)	1,930	130,101
JPMorgan Chase & Co.	3,700	138,010
MetLife, Inc.	2,762	97,581
US Bancorp.	5,520	155,774

		640,799

Health Care — 11.5%
Alexion Pharmaceuticals, Inc.*	1,100	84,436
Bristol-Myers Squibb Co.	1,580	50,939
Johnson & Johnson	2,160	142,366
Pfizer, Inc.	7,140	152,796

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
UnitedHealth Group, Inc.	3,030	$156,924

		587,461

Industrials — 9.1%
Boeing Co. (The)	1,700	126,106
Cummins, Inc.	780	81,120
General Electric Co.	9,400	175,874
Timken Co.	1,680	82,034

		465,134

Information Technology — 22.0%
Apple, Inc.*	490	223,675
Cisco Systems, Inc.	7,740	151,936
EMC Corp.*	4,480	115,405
Google, Inc., Class A*	287	166,492
Intel Corp.	3,830	101,189
Microsoft Corp.	5,890	173,932
SanDisk Corp.*	1,970	90,384
VMware, Inc., Class A*	1,110	101,310

		1,124,323

Materials — 4.1%
CF Industries Holdings, Inc.	470	83,368
E.I. du Pont de Nemours & Co.	2,430	123,663

		207,031

Telecommunication Services — 3.3%
Verizon Communications, Inc.	4,460	167,964

Utilities — 2.7%
PPL Corp.	4,930	137,005

TOTAL COMMON STOCKS (Cost $4,342,273)		4,956,084

See accompanying Notes to the Quarterly Portfolio of Investments.

1

CORVERUS STRATEGIC EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

Value
TOTAL INVESTMENTS - 97.2% (Cost $4,342,273)**	$4,956,084
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%	144,894

NET ASSETS - 100.0%	$5,100,978

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$4,342,273

Gross unrealized appreciation	694,477
Gross unrealized depreciation	(80,666)

Net unrealized appreciation	$613,811

See accompanying Notes to the Quarterly Portfolio of Investments.

2

CORVERUS STRATEGIC EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Corverus Strategic Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

CORVERUS STRATEGIC EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$4,956,084	$4,956,084	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 40.3%
Agriculture — 0.5%
Altria Group, Inc., Co. Gty., 4.75%, 05/05/21	Baa1/BBB	$340	$376,056

Automotive — 1.1%
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.70%, 10/01/14	Ba1/BB+	500	566,195
Hertz Corp., Sr. Unsec. Notes, 6.90%, 08/15/14	B3/NA	200	202,000

			768,195

Biotechnology — 0.5%
Amgen, Inc., 5.15%, 11/15/41 (b)	Baa1/A+	350	371,583

Chemicals — 1.0%
Braskem Finance, Ltd., Co. Gty., 7.00%, 05/07/20 144A.	Baa3/BBB-	400	433,000
Chevron Phillips Chemical Co. LLC/LP, Sr. Unsec. Notes, 8.25%, 06/15/19 144A	Baa1/BBB	200	269,650

			702,650

Consumer Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec. Notes, 8.75%, 10/15/16 144A(b)(c)	Ba3/BB-	200	213,000

Diversified Financial Services — 10.1%
American Express Co., Sub. Notes, 6.80%, 09/01/66 (b)(d)	Baa2/BB	300	303,000
Bank of America Corp., Sr. Unsec. Notes, 5.65%, 05/01/18	Baa1/A-	410	419,453
Barclays Bank PLC, 2.50%, 09/21/15 144A	Aaa/AAA	350	347,616
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20	Baa3/BBB-	347	382,681
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/A-	285	372,577
Dexia Credit Local/New York, Govt. Liquid Gtd., 0.927%, 03/05/13 144A(d)	Aa3/AA	575	546,491
Federal Realty Investment Trust, Sr. Unsec. Notes, REIT, 5.95%, 08/15/14	Baa1/BBB+	290	309,560
General Electric Capital Corp., Sr. Unsec. Notes, 5.625%, 05/01/18	Aa2/AA+	200	229,303
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	Aa3/AA	400	435,137
Goodman Funding Property, Ltd., Sr. Unsec. Notes, REIT, 6.375%, 04/15/21 144A	Baa3/BBB	250	261,853
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 10.176%, 06/30/30 144A(d)(e)	A3/BBB+	500	630,000
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 4.61%, 06/27/13 144A(d)(e)	A3/BBB+	250	236,318
Hutchison Whampoa International 11, Ltd., Go Gty., 4.625%, 01/13/22 144A	A3/A-	600	603,361
ING Bank NV, Sub. Notes, 1.284%, 09/26/16 (b)(d)	A1/NA	600	491,999
JPMorgan Chase & Co., Sr. Unsec. Notes, 3.15%, 07/05/16	Aa3/A	340	345,182
JPMorgan Chase Capital XV, Ltd. Gtd., 5.875%, 03/15/35	A2/BBB	750	746,657
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A.	Baa1/BBB	325	308,073
WEA Finance LLC/WT Finance Australia Property, Ltd., Co. Gty., REIT, 7.50%, 06/02/14 144A	A2/A-	200	221,441

			7,190,702

Energy — 3.8%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/20/21 (b)	Ba3/NA	250	248,125
Anadarko Petroleum Corp., Sr. Unsec. Notes, 5.00%, 10/01/12	Ba1/BBB-	400	409,286
Calfrac Holdings LP, Sr. Unsec. Notes, 7.50%, 12/01/20 144A(b)	B2/B+	100	98,000
Frac Tech Services LLC/Frac Tech Finance, Inc., Co. Gty., 7.625%, 11/15/18 144A(b)(c)	Ba3/BB	200	213,000
Husky Energy, Inc., Sr. Unsec. Notes, 5.90%, 06/15/14	Baa2/BBB+	200	219,356

See accompanying Notes to Quarterly Portfolio of Investments.

1

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	$225	$284,953
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19 144A	Baa3/BBB	200	237,500
Transocean, Inc., Co. Gty., 6.50%, 11/15/20	Baa3/BBB-	250	276,858
Weatherford International, Ltd./Bermuda, Co. Gty., 6.75%, 09/15/40	Baa2/BBB	250	296,402
Whiting Petroleum Corp., Co. Gty., 6.50%, 10/01/18 (b)	Ba3/BB+	400	425,000

			2,708,480

Food And Beverage — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 1.107%, 01/27/14 (d)	Baa1/A-	325	326,093
PepsiCo, Inc., Sr. Unsec. Notes, 4.875%, 11/01/40	Aa3/A-	375	437,121

			763,214

Gaming, Lodging & Leisure — 0.3%
Royal Caribbean Cruises, Ltd., Sr. Unsec. Notes, 11.875%, 07/15/15	Ba2/BB	200	239,500

Healthcare — 1.5%
DaVita, Inc., Co. Gty., 6.375%, 11/01/18 (b)	B2/B	200	210,500
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A.	Ba2/BB	500	508,750
HCA, Inc., Sr. Sec. Notes, 7.25%, 09/15/20 (b)	Ba3/BB	330	355,163

			1,074,413

Industrial — 0.9%
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19 144A	Baa2/BBB	250	260,778
L-3 Communications Corp., Co. Gty., 6.375%, 10/15/15 (b)	Ba1/BB+	200	205,000
Valassis Communications, Inc., Co. Gty., 6.625%, 02/01/21 (b)	Ba3/BB-	175	173,688

			639,466

Insurance — 3.7%
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa2/BBB+	200	243,258
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68 (b)(d)	Baa2/BBB	500	482,500
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88 144A(b)(d)	Baa3/BB	250	318,750
Manulife Financial Corp., Sr. Unsec. Notes, 4.90%, 09/17/20	NA/A-	250	257,899
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69 (b)	Baa2/BBB	450	625,725
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68 (b)(d)	Baa3/BBB+	290	346,550
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67 (b)(d)	A3/NR	375	371,250

			2,645,932

Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Co. Gty., 7.00%, 01/15/19 (b)	B1/BB-	200	212,500
Dish DBS Corp., Co. Gty., 6.75%, 06/01/21	Ba2/BB-	500	545,000
NBCUniversal Media LLC, Sr. Unsec. Notes, 4.375%, 04/01/21	Baa2/BBB+	350	379,986
Time Warner Entertainment Co. LP, Co. Gty., 8.375%, 03/15/23	Baa2/BBB	225	301,674

			1,439,160

Mining — 3.4%
BHP Billiton Finance USA, Ltd., Co. Gty., 6.50%, 04/01/19.	A1/A+	200	252,237
Corp Nacional del Cobre de Chile, Sr. Unsec. Notes, 3.875%, 11/03/21 144A	A1/A	750	785,419
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21 144A	Baa2/BBB+	755	763,683

See accompanying Notes to Quarterly Portfolio of Investments.

2

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Mining — (Continued)
Xstrata Finance Canada Ltd., Co. Gty., 4.95%, 11/15/21 144A	Baa2/BBB+	$555	$592,483

			2,393,822

Paper — 1.2%
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22 144A	Baa2/BBB	350	347,146
Georgia-Pacific LLC, Co. Gty., 5.40%, 11/01/20 144A	Baa3/A-	450	508,691

			855,837

Pipe Lines Ex Natural Gas — 1.9%
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(d)	Baa3/BB+	325	343,687
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NA/BBB-	275	294,652
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19	Baa2/BBB	200	254,128
ONEOK, Inc., Sr. Unsec. Notes, 4.25%, 02/01/22 (b)	Baa2/BBB	470	485,706

			1,378,173

Steel — 0.6%
Allegheny Technologies, Inc., Sr. Unsec. Notes, 9.375%, 06/01/19	Baa3/BBB-	200	257,749
Gerdau Trade, Inc., Co. Gty., 5.75%, 01/30/21 144A	NR/BBB-	200	202,000

			459,749

Telecommunications — 1.4%
NII Capital Corp., Co. Gty., 7.625%, 04/01/21 (b)	B2/B+	200	205,000
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	300	300,000
Telecom Italia Capital SA, Co. Gty., 5.25%, 10/01/15	Baa2/BBB	300	289,875
Virgin Media Finance PLC, Co. Gty., 8.375%, 10/15/19 (b)	Ba2/BB-	200	224,000

			1,018,875

Transportation — 1.7%
Burlington Northern Santa Fe LLC, Sr. Unsec. Notes, 3.60%, 09/01/20 (b)	A3/BBB+	250	264,487
Kansas City Southern de Mexico SA de CV, Sr. Unsec. Notes, 8.00%, 02/01/18 (b)	Ba2/BB	250	277,813
United Airlines 2009-2A Pass Through Trust, Pass Through Certs., Series 2009-02, 9.75%, 07/15/18	Baa2/BBB+	584	657,473

			1,199,773

Utilities — 3.3%
Commonwealth Edison Co., 1st Mtge., 6.15%, 09/15/17	Baa1/A-	300	361,206
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21 144A(b)	Ba1/BB+	200	222,500
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Ba1/BBB-	250	273,255
NextEra Energy Capital Holdings, Inc., Jr. Sub. Notes, 7.30%, 09/01/67 (b)(d)	Baa2/BBB	750	789,750
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/20 (b)	B1/BB-	200	197,000
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa3/BBB-	500	520,653

			2,364,364

TOTAL CORPORATE BONDS AND NOTES (Cost $28,076,653)			28,802,944

ASSET BACKED SECURITIES — 9.6%
Ally Master Owner Trust, Series 2010-3, Class A, 2.88%, 04/15/15 144A	Aaa/AAA	120	122,093
Americredit Automobile Receivables Trust, Series 2010-2, Class B, 2.73%, 03/09/15	Aaa/AA+	435	439,282

See accompanying Notes to Quarterly Portfolio of Investments.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
ASSET BACKED SECURITIES — (Continued)
ARES Enhanced Loan Investment Strategy, Ltd., Series 2008-IRA, Class A2, 4.561%, 10/16/20 144A(d)	Aa3/AA+	$500	$499,993
Atrium CDO Corp., Series 7A, Class B, 3.461%, 11/16/22 144A(d)	NR/AA	675	640,912
Centerpoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.192%, 02/01/20	Aaa/AAA	818	882,831
CIT Equipment Collateral, Series 2010-VT1A, Class A3, 2.41%, 05/15/13 144A	Aaa/AAA	348	349,129
Citibank Omni Master Trust, Series 2009-A12, Class A12, 3.35%, 08/15/16 144A	Aaa/NA	1,110	1,124,948
CitiFinancial Auto Issuance Trust, Series 2009-1. Class A4, 3.15%, 08/15/16 144A	Aaa/AAA	250	255,093
Ford Credit Auto Owner Trust, Series 2009-C, Class A3, 2.72%, 11/15/13	Aaa/NA	154	154,517
Gale Force CLO, Ltd., Series 2005-1A, Class A1, 0.727%, 11/15/17 144A(d)	Aaa/AAA	850	822,452
Octagon Investment Partners VII, Ltd., Series 2004-7A, Class A1L, 0.889%, 12/02/16 144A(d)	Aaa/AAA	347	338,311
OHA Intrepid Leveraged Loan Fund, Ltd., Series 2011-1A, Class A, 2.06%, 04/20/21 144A(d)	Aaa/AAA	400	399,160
Sonic Capital, LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A	Baa2/BBB	294	309,770
Venture CDO Ltd., Series 2007-8A, Class A2A, 0.781%, 07/22/21 144A(d)	Aaa/AA+	575	537,056

TOTAL ASSET BACKED SECURITIES (Cost $6,856,535)			6,875,547

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.801%, 04/10/49(d)	NA/A+	400	443,961
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.582%, 09/11/41(d)	NA/A	850	891,454
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135%, 07/12/37 144A	A2/A-	265	266,258
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM, 5.593%, 05/12/45	Aa3/A	850	835,059
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AM, 5.782%, 08/12/43(d)	A2/BBB+	565	580,269
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(d)	Baa3/NA	650	517,555
Morgan Stanley Capital I, Series 2005-HQ6, Class A4B, 5.042%, 08/13/42	NA/A+	500	520,941
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, 5.447%, 02/12/44(d)	Aaa/A	800	890,958
Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A1, 5.50%, 06/25/34	NA/AAA	32	32,181

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,000,270)			4,978,636

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 26.4%
FHLMC Gold Pool # A47297, 5.00%, 10/01/35	Aaa/AA+	711	773,910
FHLMC Gold Pool # A78358, 5.50%, 12/01/37	Aaa/AA+	739	810,587
FHLMC Gold Pool # A89699, 4.50%, 11/01/39	Aaa/AA+	663	706,048
FHLMC Gold Pool # A95134, 4.50%, 11/01/40	Aaa/AA+	895	959,541
FHLMC Gold Pool # A95258, 4.00%, 11/01/40	Aaa/AA+	576	607,839
FHLMC Gold Pool # D98505, 4.00%, 01/01/31	Aaa/AA+	533	566,602
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	400	444,204
FHLMC Gold Pool # G03900, 5.50%, 02/01/38	Aaa/AA+	736	802,491
FHLMC Gold Pool # G05832, 5.00%, 03/01/40	Aaa/AA+	714	768,426
FHLMC Gold Pool # G13996, 4.00%, 11/01/25	Aaa/AA+	540	575,912
FHLMC Gold Pool # J14072, 4.00%, 01/01/26	Aaa/AA+	393	416,238

See accompanying Notes to Quarterly Portfolio of Investments.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
FHLMC Non Gold Pool # IB8060, 2.876%, 03/01/41(d)	Aaa/AA+	$470	$489,620
FNMA Pool # 255814, 5.50%, 08/01/35	Aaa/AA+	356	388,473
FNMA Pool # 720475, 4.00%, 08/01/18	Aaa/AA+	114	123,045
FNMA Pool # 931997, 5.00%, 09/01/39	Aaa/AA+	283	306,194
FNMA Pool # 954875, 6.00%, 11/01/37	Aaa/AA+	441	488,260
FNMA Pool # AB1228, 5.00%, 07/01/40	Aaa/AA+	797	869,889
FNMA Pool # AB1475, 4.50%, 09/01/40	Aaa/AA+	774	829,057
FNMA Pool # AD0657, 5.00%, 06/01/23	Aaa/AA+	380	411,137
FNMA Pool # AD7136, 5.00%, 07/01/40	Aaa/AA+	118	127,104
FNMA Pool # AD8246, 4.50%, 08/01/40	Aaa/AA+	567	607,002
FNMA Pool # AD9546, 4.00%, 08/01/40	Aaa/AA+	652	689,932
FNMA Pool # AE0411, 4.50%, 09/01/40	Aaa/AA+	453	485,055
FNMA Pool # AE0704, 4.00%, 01/01/26	Aaa/AA+	195	208,953
FNMA Pool # AE0949, 4.00%, 02/01/41	Aaa/AA+	724	766,494
FNMA Pool # AH7068, 3.50%, 02/01/26	Aaa/AA+	435	458,598
FNMA Pool # AH9560, 3.50%, 08/01/26	Aaa/AA+	594	626,011
FNMA Pool # AH9793, 4.50%, 05/01/41	Aaa/AA+	841	900,247
GNMA Pool # 4679, 5.00%, 04/20/40	Aaa/AA+	1,033	1,140,774
GNMA Pool # 694462, 6.00%, 10/15/38	Aaa/AA+	463	522,780
GNMA Pool # 729349, 4.00%, 07/15/41	Aaa/AA+	615	664,217
GNMA Pool # 82717, 3.00%, 01/20/41(d)	Aaa/AA+	324	339,646

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $18,350,306)			18,874,286

MUNICIPAL BONDS — 4.1%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	350	396,553
Massachusetts State, Development Finance Agency, Harvard University, RB,Series B-1, 5.00%, 10/15/40(b)	Aaa/AAA	325	373,630
New York City Municipal Water Finance Authority, Water & Sewer RB, 2nd Generation Resolution, Series GG-1, 5.00%, 06/15/39(b)	Aa2/AA+	385	421,675
New York City Transitional Finance Authority, Build America Bonds, RB, 5.508%, 08/01/37	Aa1/AAA	325	394,849
State of California, Build America Bonds, GO, 7.55%, 04/01/39	A1/A-	255	342,095
State of California, Build America Bonds, GO, 7.625%, 03/01/40	A1/A-	260	350,030
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A2/A+	200	231,926
State of Washington, Various Purpose, Series B, GO, 5.25%, 02/01/36(b)	Aa1/AA+	365	420,615

TOTAL MUNICIPAL BONDS (Cost $2,466,873)			2,931,373

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Notes, 0.875%, 11/30/16	Aaa/AA+	2,240	2,261,876
U.S. Treasury Notes, 1.375%, 12/31/18	Aaa/AA+	1,200	1,212,281
U.S. Treasury Bonds, 2.00%, 11/15/21	Aaa/AA+	2,445	2,487,788
U.S. Treasury Bonds, 3.75%, 08/15/41	Aaa/AA+	595	693,640

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,561,017)			6,655,585

See accompanying Notes to Quarterly Portfolio of Investments.

5

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Shares	Value
REGISTERED INVESTMENT COMPANY — 1.7%
BlackRock Liquidity Funds TempCash Portfolio	1,222,299	$1,222,299

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,222,299)		1,222,299

TOTAL INVESTMENTS - 98.4% (Cost $68,533,953)*		70,340,670
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		1,130,415

NET ASSETS - 100.0%		$71,471,085

(a)	Ratings for debt securities are unaudited. All ratings are as of January 31, 2012 and may have changed subsquently.
(b)	This security is callable.
(c)	Multi-Step Coupon. Rate disclosed is as of January 31, 2012.
(d)	Floating or variable rate security. Rate disclosed is as of January 31, 2012.
(e)	Security is perpetual. Date shown is next call date.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$68,533,953

Gross unrealized appreciation	2,225,084
Gross unrealized depreciation	(418,367)

Net unrealized appreciation	$1,806,717

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At January 31, 2012, these securities amounted to $15,362,585 or 21.5% of net assets.

Legend
CDO	Collateralized Debt Obligations	LP	Limited Partnership
CLO	Collateralized Loan Obligation	Ltd.	Limited
Co. Gty.	Company Guaranty	Mtge.	Mortgage
Debs.	Debentures	NA	Not Available
FHLMC	Federal Home Loan Mortgage Corp.	NR	Not Rated
FNMA	Federal National Mortgage Association	RB	Revenue Bond
GNMA	Governement National Mortgage Association	REIT	Real Estate Investment Trust
GO	General Obligations	Sec.	Secured
Govt.	Government	Sr.	Senior
Gtd.	Guaranteed	Sub.	Subordinated
Jr.	Junior	Unsec.	Unsecured
LLC	Limited Liability Company

See accompanying Notes to Quarterly Portfolio of Investments.

6

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Cutwater Investment Grade Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAVof the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.).

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$28,802,944	$—	$28,802,944	$—
Asset Backed Securities	6,875,547	—	6,875,547	—
Commerical Mortgage-Backed Securities	4,978,636	—	4,978,636	—
Residential Mortgage-Backed Securities	18,874,286	—	18,874,286	—
Municipal Bonds	2,931,373	—	2,931,373	—
U.S. Treasury Obligations	6,655,585	—	6,655,585	—
Registered Investment Company	1,222,299	1,222,299	—	—

Total Investments	$70,340,670	$1,222,299	$69,118,371	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio Holdings Summary Table

January 31, 2012

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Commercial Banks	21.8%	$43,440,498
Oil, Gas & Consumable Fuels	16.2	32,243,028
Wireless Telecommunication Services	10.1	20,138,229
Semiconductors & Semiconductor Equipment	6.1	12,241,977
Metals & Mining	5.1	10,081,287
Exchange Traded Funds	4.8	9,636,601
Construction Materials	2.7	5,459,137
Chemicals	2.7	5,365,011
Insurance	2.4	4,682,491
Pharmaceuticals	2.2	4,411,431
Machinery	2.1	4,134,341
Computers & Peripherals	2.0	3,940,813
Personal Products	1.9	3,846,877
Real Estate Management & Development	1.9	3,763,136
Electric Utilities	1.8	3,565,573
Marine	1.5	3,029,151
Multiline Retail	1.5	2,935,801
Beverages	1.5	2,922,650
Auto Components	1.5	2,906,858
Hotels, Restaurants & Leisure	1.4	2,760,604
Construction & Engineering	1.1	2,261,293
Diversified Telecommunication Services	1.1	2,229,301
Automobiles	1.1	2,162,220
Road & Rail	0.7	1,452,395
Electrical Equipment	0.5	988,409
Household Durables	0.5	950,890
Capital Markets	0.4	833,038
Household Products	0.4	805,058
Other Assets in Excess of Liabilities	3.0	6,057,942

NET ASSETS	100.0%	$199,246,040

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 86.0%
Brazil — 6.3%
All America Latina Logistica SA	252,500	$1,452,395
Autometal SA	6,478	51,573
Banco Bradesco SA, ADR	153,622	2,746,761
Petroleo Brasileiro SA, SP ADR	133,678	3,733,627
Porto Seguro SA	101,134	1,202,240
Sul America SA - Units	345,494	3,480,251

		12,666,847

Chile — 2.4%
Banco de Credito e Inversiones SA	29,826	1,904,532
Compania Cervecerias Unidas SA, ADR	46,643	2,922,650

		4,827,182

China — 12.8%
China Mobile, Ltd.	754,088	7,706,632
China Overseas Land & Investment, Ltd.	674,624	1,251,655
China Petroleum & Chemical Corp., ADR	16,998	2,042,310
China Petroleum & Chemical Corp., Class H	2,229,664	2,690,321
Industrial & Commercial Bank of China, Ltd., Class H	3,319,296	2,318,194
Pacific Basin Shipping, Ltd.	6,371,504	3,029,151
PetroChina Co., Ltd., Class H	3,086,041	4,494,494
Yanzhou Coal Mining Co., Ltd., Class H	808,000	1,927,989

		25,460,746

	Number of Shares	Value
COMMON STOCKS — (Continued)
Columbia — 1.5%
BanColombia SA	190,714	$2,947,839

Czech Republic — 1.9%
CEZ AS	36,387	1,469,840
Komercni Banka AS	12,291	2,355,076

		3,824,916

Egypt — 1.5%
Commercial International Bank Egypt SAE	437,853	1,715,481
Egyptian Financial Group-Hermes Holding SAE*	422,450	833,038
Ezz Steel Co. SAE	445,913	417,675

		2,966,194

Hungary — 1.1%
Egis Pharmaceuticals PLC	28,820	2,119,454

India — 2.5%
ICICI Bank, Ltd., SP ADR	56,996	2,063,825
Reliance Industries, Ltd., SP GDR 144A(a)	90,888	3,003,930

		5,067,755

Indonesia — 3.0%
Astra International Tbk PT	124,815	1,092,923
Ramayana Lestari Sentosa Tbk PT	23,645,065	1,946,097
Vale Indonesia Tbk PT	6,446,500	2,862,223

		5,901,243

Jordan — 1.1%
Hikma Pharmaceuticals PLC	202,325	2,291,977

Lebanon — 1.3%
Solidere, GDR	177,993	2,511,481

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Malaysia — 2.4%
Genting Bhd	756,196	$2,760,604
Malayan Banking Bhd	750,281	2,023,523

		4,784,127

Mexico — 6.4%
America Movil SAB de CV, Series L	2,842,302	3,310,251
America Movil SAB de CV, Series L, ADR	108,504	2,518,378
Cemex SAB de CV - CPO*	3,425,900	2,320,889
Grupo Financiero Banorte SAB de CV, Class O	458,813	1,830,451
Kimberly-Clark de Mexico SAB de CV, Class A	141,800	805,058
Ternium SA, SP ADR	86,449	1,959,799

		12,744,826

Philippines — 1.4%
Globe Telecom, Inc.	100,625	2,730,492

Poland — 2.9%
Bank Handlowy w Warszawie SA	112,576	2,611,962
Grupa Lotos SA*	132,964	1,077,724
KGHM Polska Miedz SA	47,510	2,064,107

		5,753,793

Russia — 6.2%
Gazprom OAO, SP ADR.	652,502	7,862,649
Sberbank of Russia, SP ADR*	275,084	3,301,008
VimpelCom, Ltd., SP ADR	109,761	1,170,052

		12,333,709

South Africa — 4.1%
ABSA Group, Ltd.	152,221	2,882,669
Aveng, Ltd.	510,141	2,261,293

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Africa — (Continued)
Pretoria Portland Cement Co., Ltd.	867,912	$3,138,248

		8,282,210

South Korea — 11.9%
AmorePacifico Group	16,783	3,846,877
Hyundai Mobis Co., Ltd.	11,582	2,855,285
LG Uplus Corp.	396,787	2,229,301
POSCO, ADR	30,269	2,777,483
Samsung Electronics Co., Ltd.	610	600,657
Samsung Heavy Industries Co., Ltd.	130,210	4,134,341
Shinhan Financial Group Co., Ltd.	156,469	6,224,660
Shinsegae Co., Ltd.	4,030	989,704

		23,658,308

Taiwan — 10.0%
Compal Electronics, Inc.	3,516,208	3,940,813
MediaTek, Inc.	259,975	2,483,721
Novatek Microelectronics Corp.	1,144,692	3,253,314
Taiwan Fertilizer Co., Ltd.	1,294,372	3,358,988
Taiwan Semiconductor Manufacturing Co., Ltd.	867,043	2,300,151
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	133,178	1,875,146
United Microelectronics Corp.	3,278,000	1,728,988
Walsin Lihwa Corp.	2,796,000	988,409

		19,929,530

Thailand — 3.3%
Advanced Info Service PCL	553,460	2,702,424

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Kasikornbank PCL NVDR	930,370	$3,865,928

		6,568,352

Turkey — 2.0%
Arcelik AS	219,973	950,890
Ford Otomotiv Sanayi AS	119,762	1,069,297
Turkiye Vakiflar Bankasi TAO	1,174,628	1,905,523

		3,925,710

TOTAL COMMON STOCKS (Cost $169,176,949)		171,296,691

PREFERRED STOCK — 6.2%
Brazil — 6.2%
Banco do Estado do Rio Grande do Sul, Class B	238,205	2,743,066
Braskem SA, Class A	224,100	2,006,023
Companhia Paranaense de Energia - COPEL, Class B	90,300	2,095,733
Petroleo Brasileiro SA	384,710	5,409,984

		12,254,806

TOTAL PREFERRED STOCK (Cost $11,628,748)		12,254,806

EXCHANGE TRADED FUNDS — 4.8%
iShares MSCI Emerging Market Index Fund	114,271	4,814,237
Vanguard MSCI Emerging Markets ETF	113,950	4,822,364

TOTAL EXCHANGE TRADED FUNDS (Cost $8,750,322)		9,636,601

	Number of Shares	Value
TOTAL INVESTMENTS - 97.0% (Cost $189,556,019)**		$193,188,098
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%		6,057,942

NET ASSETS - 100.0%		$199,246,040

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$189,556,019

Gross unrealized appreciation	11,556,124
Gross unrealized depreciation	(7,924,045)

Net unrealized appreciation	$3,632,079

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2012, this security amounted to $3,003,930 or 1.5% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depositary Receipt
CPO	Certificado de Participación Ordinario
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Dupont Capital Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

5

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$12,666,847	$12,666,847	$—	$—
Chile	4,827,182	4,827,182	—	—
China	25,460,746	2,042,310	23,418,436	—
Columbia	2,947,839	2,947,839	—	—
Czech Republic	3,824,916	1,469,840	2,355,076	—
Egypt	2,966,194	—	2,966,194	—
Hungary	2,119,454	—	2,119,454	—
India	5,067,755	5,067,755	—	—
Indonesia	5,901,243	—	5,901,243	—
Jordan	2,291,977	—	2,291,977	—
Lebanon	2,511,481	2,511,481	—	—
Malaysia	4,784,127	—	4,784,127	—
Mexico	12,744,826	12,744,826	—	—
Philippines	2,730,492	—	2,730,492	—
Poland	5,753,793	—	5,753,793	—
Russia	12,333,709	12,333,709	—	—
South Africa	8,282,210	3,138,248	5,143,962	—
South Korea	23,658,308	2,777,483	20,880,825	—
Taiwan	19,929,530	1,875,146	18,054,384	—
Thailand	6,568,352	2,702,424	3,865,928	—

6

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Total Value at 01/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks (Continued)
Turkey	$3,925,710	$—	$3,925,710	$—
Preferred Stock	12,254,806	12,254,806	—	—
Exchange Traded Funds	9,636,601	9,636,601	—	—

Total Investments	$193,188,098	$88,996,497	$104,191,601	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements occurred at January 31, 2012 and therefore the Fund utilized the external pricing service model adjustments. For the period ended January 31, 2012, a net amount of $3,138,248 was transferred from Level 2 to Level 1. There were no transfers to or from Level 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

EIC VALUE FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.8%
Basic Materials — 6.1%
Barrick Gold Corp.	19,990	$984,707
Newmont Mining Corp.	15,950	980,606
Sigma-Aldrich Corp.	8,140	553,846

		2,519,159

Communications — 7.2%
Cisco Systems, Inc.	60,710	1,191,737
eBay, Inc.*	18,645	589,182
Google, Inc., Class A*	2,010	1,166,021

		2,946,940

Consumer, Cyclical — 10.1%
CVS Caremark Corp.	28,100	1,173,175
Target Corp.	27,680	1,406,421
Wal-Mart Stores, Inc.	25,505	1,564,987

		4,144,583

Consumer, Non-cyclical — 28.7%
Baxter International, Inc.	17,715	982,828
CR Bard, Inc.	10,605	981,175
Dr Pepper Snapple Group, Inc.	30,680	1,190,998
GlaxoSmithKline PLC, SP ADR	16,950	754,953
Johnson & Johnson	18,115	1,193,960
Medtronic, Inc.	35,270	1,360,364
Molson Coors Brewing Co., Class B	41,540	1,781,651
PepsiCo, Inc.	24,060	1,580,020
Procter & Gamble Co. (The)	18,000	1,134,720
Unilever NV, NY Shares	26,780	893,113

		11,853,782

Energy — 7.4%
Chevron Corp.	7,295	751,969
ConocoPhillips	13,980	953,576

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	16,140	$1,351,564

		3,057,109

Financial — 20.0%
American Express Co.	19,850	995,279
Charles Schwab Corp. (The)	100,465	1,170,417
Chubb Corp. (The)	14,680	989,579
PNC Financial Services Group, Inc.	20,100	1,184,292
SunTrust Banks, Inc.	28,450	585,216
Torchmark Corp.	12,980	592,797
Travelers Cos, Inc. (The)	13,245	772,183
US Bancorp.	28,415	801,871
Wells Fargo & Co.	40,150	1,172,781

		8,264,415

Industrial — 2.6%
Northrop Grumman Corp.	18,205	1,056,800

Technology — 6.7%
Dell, Inc.*	56,805	978,750
Microsoft Corp.	60,940	1,799,558

		2,778,308

TOTAL COMMON STOCKS (Cost $35,221,988)		36,621,096

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 11.9%
Dreyfus Institutional
Reserves Treasury Prime Fund	4,913,587	$4,913,587

TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,913,587)		4,913,587

TOTAL INVESTMENTS - 100.7% (Cost $40,135,575)**		41,534,683
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(272,508)

NET ASSETS - 100.0%		$41,262,175

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$40,135,575

Gross unrealized appreciation	1,481,772
Gross unrealized depreciation	(82,664)

Net unrealized appreciation	$1,399,108

SP ADR Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$36,621,096	$36,621,096	$—	$—
Registered Investment Company	4,913,587	4,913,587	—	—

Total Investments	$41,534,683	$41,534,683	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1,2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 93.4%
Airlines — 1.2%
Delta Air Lines Series 2010-2, Class B 6.75%, 11/23/2015 (a)	$200,000	$190,000

Banks — 24.3%
Ally Financial, Inc. 2.45%, 12/01/2014 (b)	200,000	187,065
Ally Financial, Inc. 8.30%, 02/12/2015	250,000	275,780
Ally Financial, Inc. Callable 09/15/2011 at 100 7.38%, 11/15/2016	125,000	121,533
Citigroup, Inc. 1.24%, 04/01/2014 (b)	800,000	766,192
Fifth Third Capital Trust IV Callable 04/15/2017 at 100 6.50%, 04/15/2037 (c)	700,000	694,750
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	250,000	249,020
Huntington Capital III Callable 05/15/2017 at 100 6.65%, 05/15/2037 (c)	700,000	678,125
JPMorgan Chase & Co. 3.15%, 07/05/2016	100,000	101,524
Morgan Stanley 1.87%, 01/24/2014 (b)	300,000	288,577
Morgan Stanley 3.80%, 04/29/2016	250,000	242,916
Morgan Stanley 5.50%, 07/28/2021	300,000	296,641

		3,902,123

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Beverage — 1.6%
Pepsico, Inc. Nc 0.35%, 05/10/2013 (b)	$250,000	$250,501

Biotechnology — 1.7%
Amgen, Inc. Callable 03/15/2021 at 100 4.10%, 06/15/2021	250,000	264,464

Chemicals — 3.3%
Dow Chemical Co. (The) 2.50%, 02/15/2016	150,000	153,120
E.I. Du Pont de Nemours & Co. 1.95%, 01/15/2016	200,000	206,860
Ecolab, Inc. 4.35%, 12/08/2021	150,000	165,346

		525,326

Cosmetics / Personal Care — 1.9%
Colgate-Palmolive Co. 2.45%, 11/15/2021	300,000	305,131

Diversified Financial Services — 22.3%
American Express Co., Sub Notes Callable 09/01/2016 at 100 6.80%, 09/01/2066 (c)	300,000	303,000
American Express Credit Corp. 2.80%, 09/19/2016	200,000	204,531
Caterpillar Financial Services Corp. 0.60%, 04/01/2014 (b)	145,000	145,472
Ford Motor Credit Co., LLC 4.25%, 02/03/2017	230,000	230,000
Ford Motor Credit Co., LLC 5.75%, 02/01/2021	400,000	435,322

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — (Continued)
Ford Motor Credit Co., LLC 5.88%, 08/02/2021	$300,000	$328,034
General Electric Capital Corp. 2.10%, 01/07/2014	200,000	203,615
General Electric Capital Corp. 2.90%, 01/09/2017	250,000	257,180
General Electric Capital Corp. Callable 11/15/2017 at 100 6.38%, 11/15/2067 (c)	200,000	199,000
JPMorgan Chase Capital XXVII 7.00%, 11/01/2039	200,000	202,520
Merrill Lynch & Co., Inc. 6.88%, 11/15/2018	250,000	269,788
Private Export Funding Corp. 1.38%, 02/15/2017	125,000	125,742
SLM Corp. 2.54%, 09/15/2014 (b)	270,000	245,859
SLM Corp. 6.25%, 01/25/2016	200,000	204,147
SLM Corp. 8.00%, 03/25/2020	200,000	213,000

		3,567,210

Electronics — 2.1%
Jabil Circuit, Inc. 8.25%, 03/15/2018	72,000	83,880
Jabil Circuit, Inc. 5.63%, 12/15/2020	250,000	257,500

		341,380

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Food — 1.4%
Kraft Foods, Inc. 4.13%, 02/09/2016	$200,000	$217,284

Healthcare-Products — 1.3%
Boston Scientific Corp. 4.50%, 01/15/2015	200,000	213,375

Healthcare-Services — 1.3%
UnitedHealth Group, Inc. Callable 08/15/2021 at 100 3.38%, 11/15/2021	200,000	210,349

Insurance — 6.0%
American International Group, Inc. 4.88%, 09/15/2016	200,000	202,994
Lincoln National Corp. Callable 05/17/2016 at 100 7.00%, 05/17/2066 (c)	250,000	236,250
Lincoln National Corp. Callable 04/20/2017 at 100 6.05%, 04/20/2067 (c)	300,000	267,000
MetLife, Inc. 2.38%, 02/06/2014	250,000	257,025

		963,269

Leisure Time — 2.0%
Harley-Davidson Financial Services, Inc. 3.88%, 03/15/2016 (a)	300,000	314,703

Lodging — 1.4%
Wyndham Worldwide Corp. 9.88%, 05/01/2014	200,000	231,370

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Media — 4.9%
NBC Universal Media, LLC 2.88%, 04/01/2016	$200,000	$207,837
Time Warner Cable, Inc. Callable 06/01/2021 at 100 4.00%, 09/01/2021	100,000	104,585
Time Warner, Inc. 3.15%, 07/15/2015	200,000	212,178
Viacom, Inc. 3.88%, 12/15/2021	250,000	263,004

		787,604

Oil & Gas — 4.2%
Anadarko Petroleum Corp. 5.95%, 09/15/2016	200,000	229,611
BP Capital Markets PLC 3.20%, 03/11/2016	100,000	106,328
Marathon Petroleum Corp. 3.50%, 03/01/2016 (a)	125,000	128,781
Rowan Cos., Inc. 5.00%, 09/01/2017	200,000	212,358

		677,078

Pipelines — 2.2%
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.03%, 01/15/2068 (c)	235,000	248,513
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/2013	100,000	107,047

		355,560

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
REIT — 5.3%
BioMed Realty LP Callable 03/15/2016 at 100 3.85%, 04/15/2016	$200,000	$198,681
Developers Diversified Realty Corp. 5.50%, 05/01/2015	165,000	171,391
Developers Diversified Realty Corp. 7.50%, 04/01/2017	200,000	225,275
Digital Realty Trust LP 5.25%, 03/15/2021	250,000	255,362

		850,709

Retail — 1.4%
Macy’s Retail Holdings, Inc. 5.75%, 07/15/2014	200,000	218,753

Software — 1.3%
Microsoft Corp. 2.95%, 06/01/2014	200,000	212,193

Telecommunications — 2.3%
Cisco Systems, Inc. 3.15%, 03/14/2017	150,000	164,927
Vodafone Group PLC 2.88%, 03/16/2016	200,000	210,854

		375,781

TOTAL CORPORATE BONDS AND NOTES (Cost $14,734,691)		14,974,163

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

MUNICIPAL BONDS — 0.6%
California — 0.6%
Alameda Public Financing Authority Revenue Series B, RB 3.70%, 07/01/2015	$100,000	$104,302

TOTAL MUNICIPAL BONDS (Cost $100,000)		104,302

TOTAL INVESTMENTS - 94.0% (Cost $14,834,691)*		15,078,465
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%		955,290

NET ASSETS - 100.0%		$16,033,755

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2012, these securities amounted to $633,484 or 3.95% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Variable or Floating Rate Security. Rate shown is as of January 31, 2012.
(c)	Fix-to Float Bond. Rate shown is as of January 31, 2012.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$14,834,691

Gross unrealized appreciation	379,781
Gross unrealized depreciation	(136,007)

Net unrealized appreciation	$243,774

RB	Revenue Bond
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$14,974,163	$—	$14,974,163	$—
Municipal Bonds	104,302	—	104,302	—

Total Investments	$15,078,465	$—	$15,078,465	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.1%
Basic Materials — 3.0%
Albemarle Corp.	23	$1,479
Buckeye Technologies, Inc.	2,062	69,139
Century Aluminum Co.*	42	421
CF Industries Holdings, Inc.	680	120,618
Chemtura Corp.*	51	717
Coeur d’Alene Mines Corp.*	51	1,411
Compass Minerals International, Inc.	130	9,499
Cytec Industries, Inc.	24	1,197
Eastman Chemical Co.	1,064	53,540
Ferro Corp.*	268	1,812
FMC Corp.	346	32,067
Freeport-McMoRan Copper & Gold, Inc.	2,067	95,516
Georgia Gulf Corp.*	23	806
HB Fuller Co.	30	859
HudBay Minerals, Inc. (Canada)	77	899
Huntsman Corp.	81	1,031
Innophos Holdings, Inc.	1,350	67,392
International Flavors & Fragrances, Inc.	11	614
International Paper Co.	35	1,090
Kronos Worldwide, Inc.	3,596	82,780
MeadWestvaco Corp.	42	1,236
Minerals Technologies, Inc.	662	42,004
Monsanto Co.	12	985
Mosaic Co. (The)	572	32,015
NewMarket Corp.	152	32,861
Olin Corp.	49	1,088
PolyOne Corp.	5,394	77,781
PPG Industries, Inc.	382	34,220
Rockwood Holdings, Inc.*	36	1,818
RPM International, Inc.	36	901
Schweitzer-Mauduit International, Inc.	1	70
Sherwin-Williams Co. (The)	6	585
Sigma-Aldrich Corp.	11	748
Southern Copper Corp.	2,650	91,929
Steel Dynamics, Inc.	90	1,436
Valspar Corp.	747	32,300
Westlake Chemical Corp.	1,298	75,868
WR Grace & Co.*	1,772	94,873

		1,065,605

Communications — 7.5%
Acme Packet, Inc.*	14	409
ADTRAN, Inc.	3,164	109,570

	Number of Shares	Value
COMMON STOCKS — (Continued)
Communications — (Continued)
Amdocs Ltd. (Channel Islands)*	3,206	$94,385
Ancestry.com, Inc.*	877	25,959
Anixter International, Inc.*	21	1,376
AOL, Inc.*	217	3,518
AT&T, Inc.	15	441
Blue Coat Systems, Inc.*	31	799
BroadSoft, Inc.*	18	502
Cablevision Systems Corp., Class A	38	553
CBS Corp., Class B	3,263	92,930
Cisco Systems, Inc.	7,190	141,140
DIRECTV, Class A*	1,187	53,427
Discovery Communications, Inc., Class A*	777	33,318
DISH Network Corp., Class A	4,649	129,800
eBay, Inc.*	20	632
Expedia, Inc.	1,019	32,969
F5 Networks, Inc.*	19	2,275
Factset Research Systems, Inc.	12	1,060
Gannett Co., Inc.	10,098	143,089
Google, Inc., Class A*	66	38,287
Harris Corp.	2,344	96,104
IAC/InterActiveCorp	11	474
InterDigital, Inc.	2,558	95,465
Interpublic Group of Cos, Inc. (The)	9,415	97,257
John Wiley & Sons, Inc.	35	1,589
Juniper Networks, Inc.*	2,215	46,360
Liberty Media Corp. - Liberty Capital*	—	25
Liquidity Services, Inc.*	22	759
McGraw-Hill Cos., Inc. (The)	2,453	112,838
Meredith Corp.	4,790	150,837
MetroPCS Communications, Inc.*	47	415
Motorola Solutions, Inc.	1,127	52,304
Netgear, Inc.*	2,376	94,612
NeuStar, Inc., Class A*	4,392	160,352
New York Times Co. (The), Class A*	2,593	19,318
News Corp., Class A	3,448	64,926
Nielsen Holdings NV (Netherlands)*	23	667
Omnicom Group, Inc.	2,167	98,837
Plantronics, Inc.	3,004	111,869
Polycom, Inc.*	31	618
priceline.com, Inc.*	2	1,059
Scripps Networks Interactive, Inc., Class A	1,686	73,105
Symantec Corp.*	3,137	53,925

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Communications — (Continued)
TIBCO Software, Inc.*	17	$443
Time Warner Cable, Inc.	206	15,186
Time Warner, Inc.	1,595	59,111
Travelzoo, Inc.*	2,545	65,686
TripAdvisor, Inc.*	1	16
ValueClick, Inc.*	4,720	82,317
VeriSign, Inc.	19	704
Viacom, Inc., Class B	2,307	108,521
Walt Disney Co. (The)	25	972
Washington Post Co. (The), Class B	217	82,180
WebMD Health Corp.*	2,369	66,427

		2,721,717

Consumer, Cyclical — 13.3%
Abercrombie & Fitch Co., Class A	15	689
Advance Auto Parts, Inc.	1,027	78,709
Aeropostale, Inc.*	8,258	135,183
Alaska Air Group, Inc.*	99	7,537
American Eagle Outfitters, Inc.	2,078	29,279
ANN, Inc.*	2,172	52,693
Arrow Electronics, Inc.*	33	1,363
Ascena Retail Group, Inc.*	3,578	126,554
Autoliv, Inc. (Sweden)	1,557	98,231
AutoZone, Inc.*	126	43,833
Bed Bath & Beyond, Inc.*	1,366	82,916
Best Buy Co., Inc.	4,687	112,254
Big Lots, Inc.*	2,043	80,678
Brinker International, Inc.	85	2,197
Brunswick Corp.	361	7,704
Buckle, Inc. (The)	2,640	115,183
Cash America International, Inc.	1,686	73,948
Chico’s FAS, Inc.	5,479	62,680
Childrens Place Retail Stores, Inc. (The)*	77	3,842
Choice Hotels International, Inc.	367	13,337
Cinemark Holdings, Inc.	85	1,676
Cintas Corp.	23	852
Coach, Inc.	672	47,074
Coinstar, Inc.*	901	44,807
Copart, Inc.*	228	10,725
Cracker Barrel Old Country Store, Inc.	17	892
Crocs, Inc.*	2,747	52,248
CVS Caremark Corp.	1,514	63,209
Dana Holding Corp.*	69	1,025

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Dick’s Sporting Goods, Inc.	886	$36,512
Dillard’s, Inc., Class A	29	1,283
Dolby Laboratories, Inc., Class A*	3,816	138,788
Dollar General Corp.*	496	21,135
Dollar Tree, Inc.*	12	1,018
Domino’s Pizza, Inc.*	301	9,828
DR Horton, Inc.	21	292
DSW, Inc., Class A	1,908	95,343
Dunkin’ Brands Group, Inc.*	13	359
Express, Inc.*	5,836	126,291
Ezcorp, Inc., Class A*	3,099	83,115
Family Dollar Stores, Inc.	9	502
Finish Line, Inc. (The), Class A	4,425	93,589
Foot Locker, Inc.	2,579	67,673
Ford Motor Co.	33	410
Fossil, Inc.*	5	475
GameStop Corp., Class A*	5,062	118,248
Gap, Inc. (The)	6,259	118,796
General Motors Co.*	2,634	63,269
Genuine Parts Co.	470	29,977
Guess?, Inc.	3,113	93,390
Hanesbrands, Inc.*	19	467
Hasbro, Inc.	1,575	54,983
Herman Miller, Inc.	3,410	72,019
Hibbett Sports, Inc.*	19	911
Home Depot, Inc.	326	14,471
HSN, Inc.	2,123	75,770
Iconix Brand Group, Inc.*	6,741	124,102
Ingram Micro, Inc., Class A*	87	1,651
International Game Technology	2,308	36,766
International Speedway Corp., Class A	23	593
Jones Group, Inc. (The)	142	1,296
Jos. A. Bank Clothiers, Inc.*	1,525	72,819
Kohl’s Corp.	107	4,921
Lear Corp.	2,456	102,906
Lennar Corp., Class A	24	516
Limited Brands, Inc.	2,068	86,566
Macy’s, Inc.	1,794	60,440
Marriott Vacations Worldwide Corp.*	1	10
Mattel, Inc.	1,343	41,633
McDonald’s Corp.	6	594
MDC Holdings, Inc.	18	357
Men’s Wearhouse, Inc. (The)	22	759

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
MSC Industrial Direct Co., Class A	82	$6,234
Newell Rubbermaid, Inc.	2,432	44,919
Nordstrom, Inc.	878	43,356
Nu Skin Enterprises, Inc., Class A	1,146	57,243
OfficeMax, Inc.*	234	1,294
O’Reilly Automotive, Inc.*	6	489
Oshkosh Corp.*	5,929	143,956
Owens & Minor, Inc.	1,266	38,499
PACCAR, Inc.	8	354
PetSmart, Inc.	20	1,064
Pier 1 Imports, Inc.*	6,017	93,564
Polaris Industries, Inc.	860	55,384
Pulte Group, Inc.*	53	395
PVH Corp.	688	53,107
RadioShack Corp.	7,311	52,493
Ralph Lauren Corp.	4	608
Ross Stores, Inc.	1,990	101,132
Sally Beauty Holdings, Inc.*	1,905	39,281
Select Comfort Corp.*	1,469	36,843
Spirit Airlines, Inc.*	3,078	51,680
Staples, Inc.	4,737	69,302
Steelcase, Inc., Class A	2,758	24,022
Steven Madden, Ltd.*	1,492	61,381
Target Corp.	13	661
Tempur-Pedic International, Inc.*	497	33,155
Tenneco, Inc.*	10	321
Thor Industries, Inc.	2,756	84,499
TJX Cos, Inc.	799	54,444
Toll Brothers, Inc.*	17	371
Toro Co. (The)	386	24,469
TRW Automotive Holdings Corp.*	2,953	110,797
Unifirst Corp.	10	604
United Stationers, Inc.	52	1,681
Urban Outfitters, Inc.*	34	901
WABCO Holdings, Inc.*	1,419	73,575
Walgreen Co.	1,503	50,140
Wal-Mart Stores, Inc.	17	1,043
Warnaco Group, Inc. (The)*	793	46,192
WESCO Aircraft Holdings, Inc.*	99	1,385
WESCO International, Inc.*	27	1,698
Whirlpool Corp.	280	15,210
Williams-Sonoma, Inc.	1,689	60,568
WMS Industries, Inc.*	31	679
Wolverine World Wide, Inc.	601	23,493

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
WW Grainger, Inc.	4	$763
Wyndham Worldwide Corp.	1,069	42,503

		4,811,913

Consumer, Non-cyclical — 26.7%
Aaron’s, Inc.*	15	399
Abbott Laboratories	1,427	77,272
ABM Industries, Inc.	150	3,255
Acacia Research - Acacia Technologies*	22	905
Acorda Therapeutics, Inc.*	25	638
Aetna, Inc.	3,249	141,981
Align Technology, Inc.*	76	1,791
Allergan, Inc.	7	615
Altria Group, Inc.	4,353	123,625
AMERIGROUP Corp.*	2,649	180,158
AmerisourceBergen Corp.	3,017	117,572
Amgen, Inc.	1,518	103,087
Apollo Group, Inc., Class A*	2,696	141,297
Arbitron, Inc.	1,378	49,208
Archer-Daniels-Midland Co.	19	544
Automatic Data Processing, Inc.	115	6,300
Avery Dennison Corp.	929	25,222
Avon Products, Inc.	3,595	63,883
B&G Foods, Inc.	59	1,337
Baxter International, Inc.	1,001	55,535
Becton Dickinson and Co.	431	33,795
Biogen Idec, Inc.*	5	590
Bio-Rad Laboratories, Inc., Class A*	383	38,897
Booz Allen Hamilton Holding Corp.*	5,278	92,893
Boston Beer Co., Inc., Class A*	6	600
Bridgepoint Education, Inc.*	5,743	141,220
Bristol-Myers Squibb Co.	2,264	72,991
Brown-Forman Corp., Class B	11	893
Campbell Soup Co.	2,430	77,031
Cardinal Health, Inc.	1,998	85,974
Career Education Corp.*	12,298	124,333
CareFusion Corp.*	488	11,688
Catalyst Health Solutions, Inc.*	12	657
Celgene Corp.*	11	800
Centene Corp.*	25	1,130
Chemed Corp.	2,145	120,420
Church & Dwight Co., Inc.	29	1,316
CIGNA Corp.	8	359
Clorox Co.	566	38,862

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Coca-Cola Enterprises, Inc.	1,416	$37,935
Colgate-Palmolive Co.	553	50,168
Community Health Systems, Inc.*	27	505
ConAgra Foods, Inc.	2,023	53,953
Convergys Corp.*	7,214	96,018
CoreLogic, Inc.*	37	525
Corporate Executive Board Co. (The)	21	826
Corrections Corp. of America*	18	424
Coventry Health Care, Inc.*	4,537	136,428
Covidien PLC (Ireland)	1,025	52,787
CR Bard, Inc.	1,162	107,508
Cubist Pharmaceuticals, Inc.*	2,987	121,929
DaVita, Inc.*	307	25,116
Deluxe Corp.	5,763	147,360
DeVry, Inc.	2,864	108,145
Dr Pepper Snapple Group, Inc.	2,342	90,916
Education Management Corp.*	5,006	127,803
Eli Lilly & Co.	3,163	125,698
Endo Pharmaceuticals Holdings, Inc.*	13	483
Equifax, Inc.	1,393	54,285
Express Scripts, Inc.*	1,735	88,763
FleetCor Technologies, Inc.*	1,164	39,564
Forest Laboratories, Inc.*	4,368	138,815
Fresh Del Monte Produce, Inc. (Cayman Islands)	23	563
FTI Consulting, Inc.*	991	42,435
Gartner, Inc.*	31	1,175
General Mills, Inc.	17	677
Gilead Sciences, Inc.*	2,937	143,443
Global Payments, Inc.	1,481	74,080
HCA Holdings, Inc.*	629	15,373
Health Net, Inc.*	5,510	207,947
Healthsouth Corp.*	1,262	24,344
Henry Schein, Inc.*	9	638
Herbalife, Ltd. (Cayman Islands)	1,267	73,334
Hershey Co. (The)	17	1,038
Hertz Global Holdings, Inc.*	33	449
Hill-Rom Holdings, Inc.	2,114	69,783
HJ Heinz Co.	17	881
Hormel Foods Corp.	1,388	39,947
Humana, Inc.	1,659	147,684
Impax Laboratories, Inc.*	45	849
Intuitive Surgical, Inc.*	1	460
ITT Educational Services, Inc.*	2,175	143,267

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Jarden Corp.	44	$1,482
Jazz Pharmaceuticals PLC (Ireland)*	1,341	62,356
JM Smucker Co. (The)	50	3,939
Johnson & Johnson	1,362	89,769
Kellogg Co.	657	32,535
Kimberly-Clark Corp.	9	644
Kraft Foods, Inc., Class A	24	919
Kroger Co. (The)	45	1,069
Laboratory Corp. of America Holdings*	1,059	96,782
Lancaster Colony Corp.	187	12,995
Lender Processing Services, Inc.	7,783	129,431
LifePoint Hospitals, Inc.*	19	764
Lincare Holdings, Inc.	4,607	118,354
Lorillard, Inc.	1,225	131,553
Magellan Health Services, Inc.*	2,817	137,526
Manpower, Inc.	1,448	58,079
Masimo Corp.*	2,400	51,360
MasterCard, Inc., Class A	255	90,670
MAXIMUS, Inc.	2,749	123,787
McCormick & Co., Inc. (non-voting shares)	10	505
McKesson Corp.	1,580	129,118
Mead Johnson Nutrition Co.	13	963
Medco Health Solutions, Inc.*	1,564	96,999
Medicines Co. (The)*	2,742	55,169
Medicis Pharmaceutical Corp., Class A	4,199	138,945
Mednax, Inc.*	1,665	118,581
Medtronic, Inc.	2,772	106,916
Merck & Co., Inc.	780	29,843
Moneygram International, Inc.*	15	278
Monster Beverage Corp.*	12	1,254
Moody’s Corp.	16	596
Morningstar, Inc.	15	896
Myriad Genetics, Inc.*	5,797	137,157
Omnicare, Inc.	19	624
Par Pharmaceutical Cos, Inc.*	4,106	148,268
Patterson Cos, Inc.	2,613	84,165
Paychex, Inc.	1,878	59,157
PepsiCo, Inc.	11	722
Pfizer, Inc.	2,343	50,140
PHH Corp.*	28	325
Philip Morris International, Inc.	1,163	86,958

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Procter & Gamble Co. (The)	14	$883
PSS World Medical, Inc.*	647	15,703
Quest Diagnostics, Inc.	1,728	100,362
Questcor Pharmaceuticals, Inc.*	34	1,205
Ralcorp Holdings, Inc.*	6	525
ResMed, Inc.*	23	668
Reynolds American, Inc.	2,160	84,737
Robert Half International, Inc.	56	1,551
Rollins, Inc.	49	1,048
RR Donnelley & Sons Co.	1,386	15,745
Safeway, Inc.	24	528
SAIC, Inc.*	9,628	123,816
Sara Lee Corp.	34	651
Scotts Miracle-Gro Co. (The), Class A	524	24,817
SEI Investments Co.	2,129	39,110
Select Medical Holdings Corp.*	6,397	53,031
Service Corp. International	58	644
Sirona Dental Systems, Inc.*	12	580
Smithfield Foods, Inc.*	672	15,006
Sotheby’s	3,525	118,193
Spectrum Brands Holdings, Inc.*	2,584	74,807
St Jude Medical, Inc.	1,563	65,193
STERIS Corp.	37	1,113
Strayer Education, Inc.	1,254	136,435
Stryker Corp.	1,590	88,134
SUPERVALU, Inc.	147	1,016
Sysco Corp.	682	20,535
Team Health Holdings, Inc.*	2,010	41,406
Techne Corp.	15	1,024
Teleflex, Inc.	76	4,650
TeleTech Holdings, Inc.*	1,245	21,115
Tenet Healthcare Corp.*	166	878
Thoratec Corp.*	1,045	30,723
Total System Services, Inc.	612	13,121
Towers Watson & Co., Class A	14	837
Tupperware Brands Corp.	1,455	91,432
Tyson Foods, Inc., Class A	743	13,850
United Therapeutics Corp.*	2,397	117,884
UnitedHealth Group, Inc.	1,601	82,916
Universal American Corp.	22	242
Universal Corp.	32	1,436
Valassis Communications, Inc.*	5,725	130,244
Varian Medical Systems, Inc.*	703	46,307
VCA Antech, Inc.*	3,851	86,185

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Vector Group, Ltd.	3,893	$67,777
Verisk Analytics, Inc., Class A*	44	1,763
Viropharma, Inc.*	6,502	193,695
Visa, Inc., Class A	943	94,904
Warner Chilcott PLC, Class A (Ireland)*	5,180	87,387
Watson Pharmaceuticals, Inc.*	11	645
Weight Watchers International, Inc.	1,303	99,197
Weis Markets, Inc.	15	634
WellCare Health Plans, Inc.*	2,933	175,276
WellPoint, Inc.	2,094	134,686
Western Union Co. (The)	6,535	124,819
Zimmer Holdings, Inc.	1,468	89,181

		9,665,237

Diversified — 0.3%
Leucadia National Corp.	3,651	101,352

Energy — 1.5%
Apache Corp.	5	494
Baker Hughes, Inc.	14	688
C&J Energy Services, Inc.*	1,384	23,044
Chevron Corp.	70	7,216
Cimarex Energy Co.	9	525
Complete Production Services, Inc.*	20	674
ConocoPhillips	192	13,096
CVR Energy, Inc.*	4,326	107,890
Denbury Resources, Inc.*	79	1,490
Devon Energy Corp.	10	638
Diamond Offshore Drilling, Inc.	827	51,522
Exxon Mobil Corp.	19	1,591
Halliburton Co.	11	405
Helmerich & Payne, Inc.	9	555
Hess Corp.	7	394
HollyFrontier Corp.	341	10,005
Marathon Oil Corp.	1,574	49,408
Marathon Petroleum Corp.	2,283	87,256
Murphy Oil Corp.	20	1,192
National Oilwell Varco, Inc.	981	72,574
Occidental Petroleum Corp.	6	599
Patterson-UTI Energy, Inc.	33	623
Permian Basin Royalty Trust.	128	2,579
RPC, Inc.	21	320
San Juan Basin Royalty Trust	53	1,028
Stone Energy Corp.*	23	645
Suburban Propane Partners LP	390	16,817

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Superior Energy Services, Inc.*	23	$656
Tesoro Corp.*	218	5,457
Valero Energy Corp.	72	1,727
Western Refining, Inc.	4,568	75,509

		536,617

Financial — 18.1%
Affiliated Managers Group, Inc.*	330	33,168
Aflac, Inc.	338	16,302
Alexander’s, Inc. REIT	1	388
AllianceBernstein Holding LP	4,821	73,376
American Capital, Ltd.*	4,500	36,990
American Express Co.	1,432	71,800
American Financial Group, Inc.	10	367
American International Group, Inc.*	1,511	37,941
American National Insurance Co.	5	364
Ameriprise Financial, Inc.	2,616	140,087
Amtrust Financial Services, Inc.	23	596
Aon Corp.	10	484
Associated Banc-Corp	43	536
Assured Guaranty, Ltd. (Bermuda)	10,456	162,173
Astoria Financial Corp.	12,265	102,167
Bank of Hawaii Corp.	13	594
BankUnited, Inc.	23	527
BB&T Corp.	49	1,332
Berkshire Hathaway Inc., Class B*	983	77,038
BlackRock, Inc.	194	35,308
BOK Financial Corp.	1,172	65,280
Brandywine Realty Trust REIT	25	266
BRE Properties, Inc. REIT	8	415
Brookfield Properties Corp. (Canada)	7,772	134,533
Calamos Asset Management, Inc., Class A	7,162	89,453
Camden Property Trust REIT	3	193
Capital One Financial Corp.	2,810	128,557
Cathay General Bancorp	95	1,495
CBL & Associates Properties, Inc. REIT	10	174
CBOE Holdings, Inc.	2,312	59,164
Charles Schwab Corp. (The)	2,515	29,300
Chubb Corp. (The)	5	337
Citigroup, Inc.	49	1,505
City National Corp.	1,707	78,317
CME Group, Inc.	430	102,989
CNA Financial Corp.	4,823	132,777

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
CNO Financial Group, Inc.*	17,323	$116,411
Cohen & Steers, Inc.	12	405
Colonial Properties Trust REIT	8	171
Comerica, Inc.	3,245	89,789
Commerce Bancshares, Inc.	1,411	54,775
CommonWealth REIT	12	236
Corporate Office Properties Trust REIT	8	194
Credit Acceptance Corp.*	5	422
Cullen/Frost Bankers, Inc.	19	1,058
DDR Corp. REIT	17	236
Delphi Financial Group, Inc., Class A	956	42,552
Discover Financial Services	2,979	80,969
Duke Realty Corp. REIT	22	295
E*trade Financial Corp.*	53	434
East West Bancorp, Inc.	91	1,998
EastGroup Properties, Inc. REIT	9	427
Eaton Vance Corp.	4,371	112,291
Enstar Group, Ltd. (Bermuda)*	55	5,474
Equity Lifestyle Properties, Inc. REIT	3	210
Equity Residential REIT	3	179
FBL Financial Group, Inc., Class A	3,670	127,496
Federal Realty Investment Trust REIT	6	567
Federated Investors, Inc., Class B	4,825	82,411
Fidelity National Financial, Inc., Class A	34	618
Fifth Third Bancorp	907	11,800
First Citizens BancShares, Inc., Class A	633	111,674
First Niagara Financial Group, Inc.	1,626	15,561
First Republic Bank*	17	510
FirstMerit Corp.	2,253	35,350
FNB Corp.	83	973
Franklin Resources, Inc.	774	82,121
Fulton Financial Corp.	8,614	80,024
GAMCO Investors, Inc., Class A	1,369	63,658
General Growth Properties, Inc. REIT	14	221
Greenhill & Co., Inc.	11	512
Hartford Financial Services Group, Inc.	1,618	28,347
HCC Insurance Holdings, Inc.	18	500
HCP, Inc. REIT	7	294
Health Care, Inc. REIT	7	400
Healthcare Realty Trust, Inc. REIT	11	232

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Host Hotels & Resorts, Inc. REIT	29	$476
Huntington Bancshares, Inc.	314	1,793
IntercontinentalExchange, Inc.*	4	458
International Bancshares Corp.	24	461
Invesco Ltd. (Bermuda)	19	429
Investors Bancorp, Inc.*	28	413
Janus Capital Group, Inc.	3,462	27,246
Jefferies Group, Inc.	8,860	134,761
Jones Lang LaSalle, Inc.	60	4,726
JPMorgan Chase & Co.	3,547	132,303
KeyCorp	4,351	33,807
Kimco Realty Corp. REIT	12	219
KKR & Co. LP	33	461
KKR Financial Holdings, LLC	2,950	26,107
Knight Capital Group, Inc., Class A*	85	1,104
Lazard Ltd., Class A (Bermuda)	4,104	117,867
Legg Mason, Inc.	17	433
Lexington Realty Trust REIT	21	181
Lincoln National Corp.	6,530	140,656
Loews Corp.	3,464	129,242
LPL Investment Holdings, Inc.*	13	427
M&T Bank Corp.	1,332	106,214
Macerich Co. (The) REIT	3	163
Markel Corp.*	3	1,209
MarketAxess Holdings, Inc.	15	466
Marsh & McLennan Cos., Inc.	973	30,737
MetLife, Inc.	3,739	132,099
MFA Financial, Inc. REIT	32	235
Mid-America Apartment Communities, Inc. REIT	1	64
Morgan Stanley	6,401	119,379
NASDAQ OMX Group, Inc. (The)*	3,375	83,633
National Health Investors, Inc. REIT	5	242
National Penn Bancshares, Inc.	54	469
National Retail Properties, Inc. REIT	10	270
Nelnet, Inc., Class A	4,611	113,661
New York Community Bancorp, Inc.	8,297	105,289
Northern Trust Corp.	10	412
Northwest Bancshares, Inc.	31	382
NYSE Euronext	36	956
Ocwen Financial Corp.*	108	1,554
Old National Bancorp	82	965
Omega Healthcare Investors, Inc. REIT	11	229

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
OneBeacon Insurance Group, Ltd., Class A (Bermuda)	92	$1,461
People’s United Financial, Inc.	65	801
PNC Financial Services Group, Inc.	2,158	127,149
Popular, Inc. (Peurto Rico)*	1,402	2,201
Post Properties, Inc. REIT	4	179
Primerica, Inc.	21	515
Principal Financial Group, Inc.	3,362	91,816
ProAssurance Corp.	11	898
Progressive Corp. (The)	5,560	112,757
ProLogis, Inc. REIT	5	159
Prosperity Bancshares, Inc.	1,284	53,299
Protective Life Corp.	5,101	127,576
Prudential Financial, Inc.	2,357	134,915
PS Business Parks, Inc. REIT	5	311
Public Storage REIT	3	417
Raymond James Financial, Inc.	17	595
Rayonier, Inc. REIT	7	320
Regency Centers Corp. REIT	8	331
Reinsurance Group of America, Inc.	2,214	120,641
RLI Corp.	914	65,186
Rouse Properties, Inc.*	1	6
Signature Bank*	601	34,948
SLM Corp.	7,048	105,368
StanCorp Financial Group, Inc.	14	541
State Street Corp.	1,324	51,874
Stifel Financial Corp.*	1,530	55,172
SunTrust Banks, Inc.	21	432
SVB Financial Group*	2,622	152,181
Symetra Financial Corp.	10,955	101,005
T. Rowe Price Group, Inc.	121	6,999
Tanger Factory Outlet Centers REIT	6	177
Taubman Centers, Inc. REIT	3	201
TCF Financial Corp.	6,350	63,754
TD Ameritrade Holding Corp.	2,212	35,635
Texas Capital Bancshares, Inc.*	1,508	47,834
Torchmark Corp.	536	24,479
Tower Group, Inc.	550	11,875
Trustmark Corp.	18	424
UDR, Inc. REIT	11	286
UMB Financial Corp.	122	4,707
Umpqua Holdings Corp.	35	426
Unum Group	3,989	91,069
US Bancorp	3,369	95,073

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Valley National Bancorp	5,841	$69,625
Vornado Realty Trust REIT	3	243
Waddell & Reed Financial, Inc., Class A	3,202	87,895
Washington Federal, Inc.	5,633	88,776
Washington REIT	9	268
Webster Financial Corp.	44	933
Weingarten Realty Investors REIT	12	291
Wells Fargo & Co.	4,203	122,770
Westamerica Bancorporation	376	17,465
Weyerhaeuser Co. REIT	18	360
Wintrust Financial Corp.	1,598	48,979
World Acceptance Corp.*	6	382
WP Carey & Co., LLC	1,796	76,240
WR Berkley Corp.	2,190	75,051
Zions Bancorporation	71	1,196

		6,536,753

Industrial — 11.1%
3M Co.	655	56,795
Actuant Corp., Class A	3,250	82,387
Acuity Brands, Inc.	634	36,918
Aecom Technology Corp.*	27	618
AGCO Corp.*	17	866
Agilent Technologies, Inc.*	1,853	78,697
Alliant Techsystems, Inc.	1,527	90,719
Amerco, Inc.	5	484
AMETEK, Inc.	412	19,364
Amphenol Corp., Class A	491	26,725
AO Smith Corp.	13	552
Applied Industrial Technologies, Inc.	927	35,764
Avnet, Inc.*	1,476	51,468
AVX Corp.	1,581	20,806
Ball Corp.	138	5,418
Belden, Inc.	808	31,682
Boeing Co. (The)	27	2,003
Brady Corp., Class A	3,327	107,695
C.H. Robinson Worldwide, Inc.	8	551
Caterpillar, Inc.	8	873
Chicago Bridge & Iron Co. NV (Netherlands)	1,385	58,973
Cognex Corp.	256	10,637
Coherent, Inc.*	11	615
Colfax Corp.*	18	546
Cooper Industries PLC (Ireland)	301	17,795

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Crane Co.	913	$43,824
Crown Holdings, Inc.*	18	649
CSX Corp.	39	879
Cubic Corp.	2,898	134,004
Cummins, Inc.	297	30,888
Curtiss-Wright Corp.	13	486
Cymer, Inc.*	1,341	66,768
Darling International, Inc.*	98	1,497
Deere & Co.	5	431
Dover Corp.	767	48,635
Eaton Corp.	12	588
EMCOR Group, Inc.	4,893	141,065
Emerson Electric Co.	1,175	60,371
Energizer Holdings, Inc.*	315	24,293
EnerSys*	54	1,565
Expeditors International of Washington, Inc.	546	24,379
FEI Co.*	1,329	58,556
FLIR Systems, Inc.	26	669
Flowserve Corp.	5	551
Fluor Corp.	1,838	103,369
Foster Wheeler AG (Switzerland)*	2,522	56,644
Gardner Denver, Inc.	776	57,890
Garmin, Ltd. (Switzerland)	2,839	118,386
GATX Corp.	10	429
General Cable Corp.*	61	1,882
General Dynamics Corp.	1,651	114,183
General Electric Co.	22	412
Graco, Inc.	202	9,288
Greif, Inc.	12	581
Hillenbrand, Inc.	4,227	99,123
Honeywell International, Inc.	579	33,605
Hubbell, Inc., Class B	1,347	96,930
Huntington Ingalls Industries, Inc.*	23	867
IDEX Corp.	386	15,641
Illinois Tool Works, Inc.	652	34,576
Ingersoll-Rand PLC (Ireland)	2,480	86,651
Itron, Inc.*	683	26,494
ITT Corp.*	3,991	86,753
Jabil Circuit, Inc.	2,570	58,236
Jacobs Engineering Group, Inc.*	984	44,044
Joy Global, Inc.	419	37,999
Kaydon Corp.	27	921
KBR, Inc.	121	3,889

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Kennametal, Inc.	41	$1,768
L-3 Communications Holdings, Inc.	1,613	114,104
Landstar System, Inc.	16	818
Littelfuse, Inc.	1,629	82,607
Lockheed Martin Corp.	1,130	93,022
MasTec, Inc.*	36	586
Middleby Corp.*	10	961
Molex, Inc.	649	17,160
Mueller Industries, Inc.	26	1,149
Nordson Corp.	1,871	84,831
Norfolk Southern Corp.	12	866
Northrop Grumman Corp.	2,202	127,826
Parker Hannifin Corp.	936	75,516
PerkinElmer, Inc.	48	1,151
Precision Castparts Corp.	4	655
Raytheon Co.	2,718	130,437
Republic Services, Inc.	18	527
Robbins & Myers, Inc.	14	680
Rockwell Automation, Inc.	423	32,939
Rockwell Collins, Inc.	530	30,682
Roper Industries, Inc.	20	1,868
Sauer-Danfoss, Inc.*	2,522	127,109
Sealed Air Corp.	4,072	81,155
Snap-on, Inc.	11	622
Sonoco Products Co.	19	595
SPX Corp.	67	4,665
Stericycle, Inc.*	6	504
Tech Data Corp.*	2,020	104,878
Teledyne Technologies, Inc.*	967	54,887
Thomas & Betts Corp.*	133	9,495
Timken Co.	74	3,613
TransDigm Group, Inc.*	10	1,045
Trinity Industries, Inc.	12	378
Triumph Group, Inc.	13	813
Tyco International, Ltd. (Switzerland)	392	19,972
United Parcel Service, Inc., Class B	13	983
United Technologies Corp.	1,172	91,826
URS Corp.*	2,158	88,802
Vishay Intertechnology, Inc.*	7,285	89,460
Wabtec Corp.	13	894
Waters Corp.*	14	1,212
Xylem, Inc.	24	622
Zebra Technologies Corp., Class A*	1,655	62,658

		4,014,183

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — 16.6%
Accenture PLC, Class A (Ireland)	2,092	$119,955
ACI Worldwide, Inc.*	54	1,641
Activision Blizzard, Inc.	9,743	120,229
Acxiom Corp.*	5,307	72,812
Adobe Systems, Inc.*	3,600	111,420
Advanced Micro Devices, Inc.*	519	3,482
Akamai Technologies, Inc.*	19	613
Altera Corp.	2,866	114,038
Amkor Technology, Inc.*	390	2,235
Analog Devices, Inc.	3,483	136,290
ANSYS, Inc.*	27	1,633
Apple, Inc.*	318	145,161
Applied Materials, Inc.	10,851	133,250
Atmel Corp.*	3,909	37,956
Autodesk, Inc.*	30	1,080
Avago Technologies, Ltd. (Singapore)	1,681	57,053
Blackbaud, Inc.	20	609
BMC Software, Inc.*	3,016	109,300
Broadcom Corp., Class A*	1,858	63,804
Broadridge Financial Solutions, Inc.	3,583	85,885
CA, Inc.	5,507	141,970
Cabot Microelectronics Corp.*	383	19,311
CACI International, Inc., Class A*	2,188	128,414
Citrix Systems, Inc.*	8	522
Cognizant Technology Solutions Corp., Class A*	10	717
CommVault Systems, Inc.*	16	752
Computer Sciences Corp.	30	775
Compuware Corp.*	107	839
Dell, Inc.*	8,248	142,113
Diebold, Inc.	16	507
DST Systems, Inc.	730	35,631
Dun & Bradstreet Corp.	1,569	129,929
EMC Corp.*	60	1,546
Entegris, Inc.*	12,373	118,533
Fair Isaac Corp.	3,509	127,166
Fairchild Semiconductor International, Inc.*	55	769
Fidelity National Information Services, Inc.	2,173	62,061
First Solar, Inc.*	11	465
Fiserv, Inc.*	1,432	90,058
Fortinet, Inc.*	44	1,004
GT Advanced Technologies, Inc.*	13,940	120,163

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Hewlett-Packard Co.	3,967	$110,997
Hittite Microwave Corp.*	1,725	94,909
Informatica Corp.*	23	973
Intel Corp.	4,935	130,383
International Business Machines Corp.	352	67,795
International Rectifier Co.*	29	661
Intersil Corp., Class A	2,292	25,808
Intuit, Inc.	24	1,355
j2 Global, Inc.	4,808	129,624
Jack Henry & Associates, Inc.	54	1,847
JDA Software Group, Inc.*	1,804	53,164
KLA-Tencor Corp.	3,379	172,768
Lam Research Corp.*	3,093	131,731
Lexmark International, Inc., Class A	3,330	116,217
Linear Technology Corp.	3,706	123,484
Mantech International Corp., Class A	3,533	124,185
Marvell Technology Group, Ltd. (Bermuda)*	8,791	136,524
Maxim Integrated Products, Inc.	2,256	60,551
Mentor Graphics Corp.*	81	1,123
Microchip Technology, Inc.	1,259	46,470
MICROS Systems, Inc.*	231	11,483
Microsoft Corp.	4,864	143,634
MKS Instruments, Inc.	4,765	143,665
NetApp, Inc.*	608	22,946
Novellus Systems, Inc.*	3,711	174,974
NVIDIA Corp.*	6,867	101,426
Omnivision Technologies, Inc.*	5,940	79,061
Oracle Corp.	4,306	121,429
Parametric Technology Corp.*	40	1,007
Pitney Bowes, Inc.	5,306	100,655
PMC - Sierra, Inc.*	14,124	91,806
Progress Software Corp.*	3,092	72,136
QLogic Corp.*	8,019	138,889
QUALCOMM, Inc.	27	1,588
Quality Systems, Inc.	8	324
Quest Software, Inc.*	33	672
Red Hat, Inc.*	12	556
Riverbed Technology, Inc.*	19	455
SanDisk Corp.*	2,353	107,956
Semtech Corp.*	1,196	34,086
Skyworks Solutions, Inc.*	3,539	76,372
SolarWinds, Inc.*	48	1,517

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Solera Holdings, Inc.	14	$669
SS&C Technologies Holdings, Inc.*	91	1,708
Synaptics, Inc.*	1,808	69,264
SYNNEX Corp.*	35	1,266
Synopsys, Inc.*	37	1,080
Syntel, Inc.	18	845
Teradata Corp.*	24	1,285
Teradyne, Inc.*	6,562	107,289
Veeco Instruments, Inc.*	4,817	117,583
Verint Systems, Inc.*	37	1,047
Western Digital Corp.*	3,129	113,739
Xerox Corp.	6,194	48,003
Xilinx, Inc.	3,508	125,762

		5,988,437

Utilities — 0.0%
AES Corp. (The)*	52	664
Exelon Corp.	31	1,233
Hawaiian Electric Industries, Inc.	14	363
Public Service Enterprise Group, Inc.	36	1,092

		3,352

TOTAL COMMON STOCKS (Cost $33,467,224)		35,445,166

EXCHANGE TRADED FUNDS — 1.8%
SPDR S&P 500 ETF Trust	4,946	648,965

TOTAL EXCHANGE TRADED FUNDS (Cost $627,761)		648,965

TOTAL INVESTMENTS - 99.9% (Cost $34,094,985)**		36,094,131

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		49,965

NET ASSETS - 100.0%		$36,144,096

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$34,094,985

Gross unrealized appreciation	$3,009,857
Gross unrealized depreciation	(1,010,711)

Net unrealized appreciation	$1,999,146

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.0%
Communications — 10.2%
CBS Corp., Class B	4,766	$135,736
Cisco Systems, Inc.	37,110	728,469
DISH Network Corp., Class A	64,149	1,791,040
Expedia, Inc.*	16,873	546,179
Gannett Co., Inc.	76,164	1,079,244
InterDigital, Inc.	20,655	770,845
Interpublic Group of Cos, Inc. (The)	86,750	896,127
McGraw-Hill Cos., Inc. (The)	46,468	2,137,528
Meredith Corp.	65,555	2,064,327
NeuStar, Inc., Class A*	31,223	1,139,952
Omnicom Group, Inc.	28,527	1,301,116
Viacom, Inc., Class B	35,691	1,678,905
WebMD Health Corp.*	3,001	84,148

		14,353,616

Consumer, Cyclical — 12.7%
Aeropostale, Inc.*	75,402	1,234,331
Ascena Retail Group, Inc.*	4,806	169,988
Autoliv, Inc. (Sweden)	5,122	323,147
Best Buy Co., Inc.	33,929	812,600
Buckle, Inc. (The)	32,576	1,421,291
Dolby Laboratories, Inc., Class A*	52,533	1,910,625
DSW, Inc., Class A	4,252	212,473
Express, Inc.*	71,271	1,542,304
GameStop Corp., Class A*	107,328	2,507,182
Gap, Inc. (The)	27,958	530,643
Guess?, Inc.	12,230	366,900
Iconix Brand Group, Inc.*	141,575	2,606,396
Lear Corp.	26,177	1,096,816
Oshkosh Corp.*	74,813	1,816,460
TRW Automotive Holdings Corp.*	34,758	1,304,120
WABCO Holdings, Inc.*	1,548	80,264

		17,935,540

Consumer, Non-cyclical — 40.6%
Altria Group, Inc.	98,620	2,800,808
AmerisourceBergen Corp.	55,550	2,164,783
Apollo Group, Inc., Class A*	23,601	1,236,928
Avon Products, Inc.	6,767	120,250
Bridgepoint Education, Inc.*	40,463	994,985
Chemed Corp.	40,902	2,296,238
CR Bard, Inc.	13,854	1,281,772
Cubist Pharmaceuticals, Inc.*	31,875	1,301,137
Deluxe Corp.	99,498	2,544,164
Dr Pepper Snapple Group, Inc.	11,329	439,792

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Eli Lilly & Co.	43,414	$1,725,272
Express Scripts, Inc.*	7,791	398,588
Forest Laboratories, Inc.*	88,178	2,802,297
Gilead Sciences, Inc.*	56,024	2,736,212
Herbalife, Ltd. (Cayman Islands)	5,224	302,365
ITT Educational Services, Inc.*	18,681	1,230,517
Laboratory Corp. of America Holdings*	2,453	224,180
Lender Processing Services, Inc.	51,092	849,660
Lincare Holdings, Inc.	29,990	770,443
Lorillard, Inc.	25,795	2,770,125
McKesson Corp.	24,432	1,996,583
Medco Health Solutions, Inc.*	8,628	535,109
Medicis Pharmaceutical Corp., Class A	84,795	2,805,867
Mednax, Inc.*	28,176	2,006,695
Medtronic, Inc.	28,298	1,091,454
Myriad Genetics, Inc.*	108,293	2,562,212
Par Pharmaceutical Cos, Inc.*	72,792	2,628,519
Philip Morris International, Inc.	6,659	497,893
Quest Diagnostics, Inc.	9,873	573,424
Reynolds American, Inc.	13,807	541,649
SAIC, Inc.*	89,418	1,149,915
Sotheby’s	47,436	1,590,529
Strayer Education, Inc.	6,295	684,896
Stryker Corp.	373	20,675
Tupperware Brands Corp.	1,812	113,866
United Therapeutics Corp.*	24,632	1,211,402
Valassis Communications, Inc.*	101,263	2,303,733
Vector Group, Ltd.	836	14,555
Viropharma, Inc.*	95,075	2,832,284
Warner Chilcott PLC, Class A (Ireland)*	61,051	1,029,930
Weight Watchers International, Inc.	11,723	892,472
Western Union Co. (The)	61,405	1,172,835

		57,247,013

Industrial — 14.0%
Cubic Corp.	30,584	1,414,204
EMCOR Group, Inc.	83,626	2,410,938
Fluor Corp.	41,212	2,317,763
General Dynamics Corp.	29,083	2,011,380
Ingersoll-Rand PLC (Ireland)	18,520	647,089
ITT Corp.*	34,537	750,834
L-3 Communications Holdings, Inc.	20,247	1,432,273

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Lockheed Martin Corp.	9,724	$800,480
Nordson Corp.	6,656	301,783
Northrop Grumman Corp.	48,167	2,796,094
Raytheon Co.	58,388	2,802,040
Sauer-Danfoss, Inc.*	34,109	1,719,094
United Technologies Corp.	4,281	335,416

		19,739,388

Technology — 21.5%
Accenture PLC, Class A (Ireland)	20,994	1,203,796
Activision Blizzard, Inc.	125,110	1,543,857
Altera Corp.	19,643	781,595
Analog Devices, Inc.	31,160	1,219,291
Apple, Inc.*	4,574	2,087,940
Applied Materials, Inc.	134,477	1,651,378
BMC Software, Inc.*	11,527	417,738
CA, Inc.	42,301	1,090,520
CACI International, Inc., Class A*	16,962	995,500
Dell, Inc.*	124,257	2,140,948
Dun & Bradstreet Corp.	22,476	1,861,238
Fair Isaac Corp.	4,965	179,932
GT Advanced Technologies, Inc.*	179,079	1,543,661
Hewlett-Packard Co.	11,475	321,070
Intel Corp.	17,243	455,560
j2 Global, Inc.	57,787	1,557,938
KLA-Tencor Corp.	33,450	1,710,299
Lam Research Corp.*	21,240	904,612
Lexmark International, Inc., Class A	332	11,587
Mantech International Corp., Class A	30,753	1,080,968
Marvell Technology Group, Ltd.
(Bermuda)*	44,600	692,638
Microsoft Corp.	63,025	1,861,128

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
MKS Instruments, Inc.	13,728	$413,899
Novellus Systems, Inc.*	12,204	575,419
NVIDIA Corp.*	3,698	54,619
Oracle Corp.	43,640	1,230,648
Pitney Bowes, Inc.	70,030	1,328,469
QLogic Corp.*	7,622	132,013
Veeco Instruments, Inc.*	55,420	1,352,802

		30,401,063

TOTAL COMMON STOCKS (Cost $131,823,210)		139,676,620

EXCHANGE TRADED FUNDS — 0.5%
SPDR S&P 500 ETF Trust	5,286	693,576

TOTAL EXCHANGE TRADED FUNDS (Cost $637,609)		693,576

TOTAL INVESTMENTS - 99.5% (Cost $132,460,819)		140,370,196

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		675,209

NET ASSETS - 100.0%		$141,045,405

*	Non-income producing.

Aggregate cost	$132,460,819

Gross unrealized appreciation	$9,936,670
Gross unrealized depreciation	(2,027,293)

Net unrealized depreciation	$7,909,377

SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio Holdings Summary Table

January 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Communications	18.1%	$1,995,666
Consumer, Non-cyclical	17.9	1,981,198
Consumer, Cyclical	17.6	1,941,353
Industrial	16.3	1,802,872
Basic Materials	13.3	1,475,462
Technology	6.8	751,835
Energy	3.3	362,939
Financial	0.4	47,100
Utilities	0.3	31,519
Diversified	0.1	14,631
Exchange Traded Funds	3.9	427,392
Other Assets in Excess of Liabilities	2.0	217,624

NET ASSETS	100.00%	$11,049,591

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.1%
Australia — 7.3%
APN News & Media, Ltd.	6,556	$5,081
BHP Billiton, Ltd.	1,160	46,157
David Jones, Ltd.	17,187	47,259
Fairfax Media, Ltd.	61,673	48,452
Flight Centre, Ltd.	2,693	55,179
Goodman Fielder, Ltd.	95,874	53,437
JB Hi-Fi, Ltd.	3,664	49,013
Metcash, Ltd.	9,926	42,573
Mount Gibson Iron, Ltd.	36,136	54,285
Myer Holdings, Ltd.	19,298	43,844
Nufarm, Ltd.*	11,347	54,932
OZ Minerals, Ltd.	4,862	56,315
Rio Tinto, Ltd.	654	48,019
Tatts Group, Ltd.	21,033	56,717
Telstra Corp., Ltd.	15,549	54,970
Ten Network Holdings, Ltd.	45,173	42,203
Western Areas NL	9,091	53,276

		811,712

Belgium — 0.7%
Belgacom SA	1,166	36,398
Mobistar SA	641	32,058
UCB SA	279	11,346

		79,802

Brazil — 3.0%
Brasil Telecom SA, Pref. shares	4,595	29,324
BRF - Brasil Foods SA	939	18,595
Cia de Bebidas das Americas, Pref.shares	376	13,773
Cia de Concessoes Rodoviarias	3,232	22,494
Cia Siderurgica Nacional SA	2,067	21,590
Diagnosticos da America SA	47	452
EcoRodovias Infraestrutura e
Logistica SA	467	3,288
Fibria Celulose SA	2,781	22,682
Gerdau SA, Pref. shares	2,384	22,718
Localiza Rent a Car SA	76	1,248
M Dias Branco SA	128	3,390
Magnesita Refratarios SA*	3,923	14,190
Marfrig Alimentos SA	977	4,485
Metalurgica Gerdau SA, Pref. shares	915	10,998
Natura Cosmeticos SA	777	16,641
Obrascon Huarte Lain Brasil SA	148	5,336
Randon Participacoes SA, Pref.shares	4,546	24,223

	Number of Shares	Value
COMMON STOCKS — (Continued)
Brazil — (Continued)
Santos Brasil Participacoes SA (Units)	493	$7,610
Souza Cruz SA	1,255	16,334
Telemar Norte Leste SA, Pref. shares A	127	3,271
Tim Participacoes SA	4,224	23,451
Totvs SA	776	13,342
Ultrapar Participacoes SA	521	10,541
Vale SA, Pref. shares, Class A	1,086	26,535

		336,511

Canada — 8.9%
Agnico-Eagle Mines, Ltd.	417	15,596
Agrium, Inc.	112	9,029
Alimentation Couche Tard, Inc., Class B	840	25,509
Astral Media, Inc., Class A	644	22,640
Aurizon Mines, Ltd.*	679	3,755
BCE, Inc.	409	16,687
Bell Aliant, Inc. (Units)	1,064	29,797
CAE, Inc.	1,280	14,119
Canadian National Railway Co.	70	5,279
Canadian Oil Sands, Ltd.	1,479	36,669
Canadian Tire Corp., Ltd., Class A	124	7,947
Celestica, Inc.*	1,728	14,705
Cenovus Energy, Inc.	34	1,241
CGI Group, Inc., Class A*	1,051	21,209
Cineplex, Inc.	314	7,885
Corus Entertainment, Inc., Class B	998	20,732
Dollarama, Inc.	178	7,678
Domtar Corp.	440	38,007
Eldorado Gold Corp.	67	1,012
Empire Co., Ltd., Class A	390	21,976
Endeavour Silver Corp.*	480	5,434
Gildan Activewear, Inc.	6	131
Groupe Aeroplan, Inc.	2,766	34,372
IAMGOLD Corp.	1,282	21,461
Inmet Mining Corp.	387	25,859
Jean Coutu Group PJC, Inc. (The), Class A	2,069	27,609
Just Energy Group, Inc. (Units)	47	563
Kinross Gold Corp.	355	4,008
Loblaw Cos., Ltd.	282	10,237
Lundin Mining Corp.*	6,433	32,527

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Canada — (Continued)
MacDonald Dettwiler & Associates, Ltd.	463	$20,396
Magna International, Inc.	623	25,755
Manitoba Telecom Services, Inc.	315	9,974
Methanex Corp.	699	19,031
Metro, Inc., Class A	469	25,604
Minefinders Corp.*	697	9,883
Nexen, Inc.	1,505	26,970
North West Co., Inc. (The)	295	5,708
Open Text Corp.*	81	4,106
Pan American Silver Corp.	1,439	32,924
Potash Corp. of Saskatchewan, Inc.	17	796
Provident Energy, Ltd. (Units)	1,421	15,929
Quebecor, Inc., Class B	34	1,204
Research In Motion, Ltd.*	1,966	32,695
Rogers Communications, Inc., Class B	521	20,032
Russel Metals, Inc.	99	2,452
Saputo, Inc.	271	11,038
SEMAFO, Inc.	41	274
Shaw Communications, Inc., Class B	1,117	22,168
Shoppers Drug Mart Corp.	461	19,080
Silver Standard Resources, Inc.*	18	311
Silver Wheaton Corp.	110	3,917
Stantec, Inc.*	564	15,693
Suncor Energy, Inc.	632	21,804
Teck Resources, Ltd., Class B	781	33,052
TELUS Corp.	307	17,305
Thomson Reuters Corp.	713	19,600
Tim Hortons, Inc.	122	5,943
Transcontinental, Inc., Class A	433	5,549
Trinidad Drilling, Ltd. (Units)	1,703	11,396
Westjet Airlines, Ltd.	3,095	38,583
Yamana Gold, Inc.	906	15,647
Yellow Media, Inc.	13,360	2,598

		981,090

China — 1.8%
Dongfeng Motor Group Co., Ltd., Class H	24,000	44,873
Jiangsu Expressway Co., Ltd., Class H	54,000	53,824
Jiangxi Copper Co., Ltd., Class H	3,000	7,636
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	174,000	43,975

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Zhejiang Expressway Co., Ltd., Class H	72,000	$50,505

		200,813

Denmark — 1.3%
Carlsberg A/S, Class B	231	17,542
Coloplast A/S, Class B	95	14,024
DSV A/S	1,442	29,457
FLSmidth & Co. A/S	79	5,838
H Lundbeck A/S	2,398	47,257
TDC A/S	3,240	25,255

		139,373

Finland — 1.7%
Cargotec OYJ, Class B	137	4,971
Elisa OYJ	347	7,299
Kemira OYJ	2,010	24,688
Kone OYJ, Class B	113	6,152
Metso OYJ	1,070	46,607
Nokia OYJ, SP ADR	2,012	10,140
Nokian Renkaat OYJ	1	36
Orion OYJ, Class B	1,781	34,572
Stora Enso OYJ, Class R	1,309	9,315
Wartsila OYJ	1,480	49,869

		193,649

France — 8.3%
Accor SA	683	20,754
Alstom SA	762	29,045
Atos Origin SA	647	32,515
BioMerieux	211	17,744
Bouygues SA	719	22,341
Cie de Generale des Etablissements Michelin, Class B	262	17,924
Compagnie de St-Gobain	846	37,647
Faurecia	1,631	40,706
France Telecom SA, ADR	2,219	33,462
Havas SA	9,338	43,203
Imerys SA	759	42,264
Ipsen SA	1,396	41,003
Ipsos	936	29,880
JCDecaux SA*	599	15,188
Lafarge SA	632	25,747
Lagardere SCA	1,250	35,530
Legrand SA	858	29,595
Metropole Television SA	3,154	52,704

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Neopost SA	334	$23,592
PagesJaunes Groupe	11,868	55,001
Publicis Groupe SA	547	27,518
Rexel SA	1,491	29,391
Societe BIC SA	391	34,840
Societe Television Francaise 1	4,510	49,613
Sodexo	177	13,137
Teleperformance	563	14,106
Total SA	571	30,178
Veolia Environnement SA	2,724	30,956
Vinci SA	281	13,034
Vivendi SA	1,161	24,298
Zodiac Aerospace	1	89

		913,005

Germany — 6.0%
Aixtron SE	264	3,559
Axel Springer AG	275	12,894
BASF SE	439	33,753
Bayer AG	385	26,963
Beiersdorf AG	441	26,477
Celesio AG	2,862	55,162
Continental AG*	359	28,678
Douglas Holding AG	355	14,999
Draegerwerk AG & Co. KGaA, Pref. shares	405	35,997
Freenet AG	2,784	37,381
Fresenius Medical Care AG & Co. KGaA	4	285
Fresenius SE & Co. KGaA	236	23,937
Gerresheimer AG	253	12,008
Gildemeister AG*	2,012	30,042
HeidelbergCement AG	55	2,703
Henkel AG & Co. KGaA, Pref. shares	638	39,348
K+S AG	565	26,942
Merck KGaA	372	38,811
MTU Aero Engines Holding AG	425	29,636
ProSiebenSat.1 Media AG, Pref. shares	1,246	29,239
SAP AG, SP ADR	190	11,491
Siemens AG, SP ADR	342	32,247
Software AG	973	31,704
United Internet AG, Reg. shares	412	7,696
Wacker Chemie AG	371	34,004

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — (Continued)
Wincor Nixdorf AG	717	$33,421

		659,377

Greece — 0.7%
Coca Cola Hellenic Bottling Co. SA*	1,400	26,004
OPAP SA	5,427	55,654

		81,658

Hong Kong — 1.1%
China Mobile, Ltd., SP ADR	995	50,825
Haier Electronics Group Co., Ltd.*	52,000	53,507
Orient Overseas International, Ltd.	3,500	18,278

		122,610

Ireland — 1.2%
C&C Group PLC*	6,585	27,081
CRH PLC*	646	12,793
DCC PLC*	711	17,159
Smurfit Kappa Group PLC*	6,849	57,336
UBM PLC	571	4,944
WPP PLC	1,018	11,959

		131,272

Italy — 2.2%
Autogrill SpA	1,914	20,968
Danieli & C. Officine Meccaniche SpA	2,031	50,556
Davide Campari-Milano SpA	1,823	12,149
DiaSorin SpA	1,186	35,914
Gruppo Editoriale L’espresso SpA	8,277	11,455
Indesit Co. SpA	303	1,746
Italcementi SpA	4,061	30,384
Lottomatica SpA*	345	5,776
Luxottica Group SpA	19	626
Parmalat SpA	9,855	18,666
Recordati SpA	4,742	37,558
Telecom Italia SpA, SP ADR	1,791	18,304

		244,102

Japan — 19.4%
Asahi Glass Co., Ltd.	2,000	16,295
Asahi Kasei Corp.	8,000	50,590
Brother Industries, Ltd.	4,100	55,244
Canon, Inc., SP ADR	64	2,742
Capcom Co., Ltd.	1,800	39,911
Circle K Sunkus Co., Ltd.	3,200	55,125
Daicel Chemical Industries, Ltd.	8,000	50,171
Dainippon Screen Manufacturing Co., Ltd.	6,000	50,459

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Daito Trust Construction Co., Ltd.	500	$47,100
Dena Co., Ltd.	500	12,654
Exedy Corp.	600	18,302
FCC Co., Ltd.	1,900	40,283
Fuji Media Holdings, Inc.	34	52,548
Hakuhodo DY Holdings, Inc.	930	57,042
Hitachi Zosen Corp.	1,000	1,456
House Foods Corp.	2,700	50,302
Hoya Corp.	700	14,841
Japan Tobacco, Inc.	4	19,680
JSR Corp.	900	18,397
KDDI Corp.	6	38,021
Keihin Corp.	2,800	51,540
Kobayashi Pharmaceutical Co., Ltd.	300	15,429
Koito Manufacturing Co., Ltd.	2,000	32,249
Kose Corp.	1,700	41,976
Kuraray Co., Ltd.	1,000	14,524
KYORIN Holdings, Inc.	2,000	34,768
Lintec Corp.	2,700	51,294
Mitsubishi Tanabe Pharma Corp.	1,100	15,500
NGK Spark Plug Co., Ltd.	3,000	37,038
NHK Spring Co., Ltd.	4,100	39,322
Nintendo Co., Ltd., ADR	545	9,232
Nippon Electric Glass Co., Ltd.	5,000	43,558
Nisshin Seifun Group, Inc.	2,500	30,241
Nissin Kogyo Co., Ltd.	2,600	40,013
Nitto Denko Corp.	1,200	42,571
NTT DoCoMo, Inc., SP ADR	2,976	52,913
Obic Co., Ltd.	280	54,222
Ono Pharmaceutical Co., Ltd.	200	11,283
Oracle Corp. Japan	400	14,002
Pacific Metals Co., Ltd.	6,000	33,692
Point, Inc.	420	17,220
Ryohin Keikaku Co., Ltd.	1,000	49,790
Sankyo Co., Ltd.	900	43,984
Santen Pharmaceutical Co., Ltd.	400	16,374
Sega Sammy Holdings, Inc.	2,200	47,625
Shimamura Co., Ltd.	200	20,624
Shionogi & Co., Ltd.	4,100	54,706
SKY Perfect JSAT Holdings, Inc.	98	50,659
Softbank Corp.	1,600	44,566
Sugi Holdings Co., Ltd.	800	22,346
Taisei Corp.	18,000	49,829
Toagosei Co., Ltd.	12,000	50,223

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Toshiba TEC Corp.	9,000	$34,479
Toyo Suisan Kaisha, Ltd.	1,000	24,626
Trend Micro, Inc.	700	22,243
Tsuruha Holdings, Inc.	900	48,235
USS Co., Ltd.	230	21,968
Xebio Co., Ltd.	2,100	51,715
Yahoo Japan Corp.	50	15,272
Yamada Denki Co., Ltd.	730	46,547
Yamatake Corp.	900	19,802
Yamato Holdings Co., Ltd.	2,300	38,052

		2,147,415

Luxemburg — 0.3%
Millicom International Cellular SA	236	23,359
SES SA	227	5,359

		28,718

Mexico — 1.4%
Alfa SAB de CV, Class A	12	157
America Movil SAB de CV, ADR, Class L	848	19,682
Coca-Cola Femsa SAB de CV, SP ADR	92	9,016
Fomento Economico Mexicano SAB de CV, SP ADR	5	353
Genomma Lab Internacional SAB de CV, Class B*	4,280	9,391
Grupo Aeroportuario del Pacifico SAB de CV, ADR	198	7,419
Grupo Bimbo SAB de CV, Class A	1,862	4,143
Grupo Mexico SAB de CV, Class B	10,560	33,614
Grupo Modelo SAB de CV, Class C	2,952	18,295
Grupo Televisa SA, SP ADR	755	14,889
Industrias Penoles SAB de CV	2	96
Kimberly-Clark de Mexico SAB de CV, Class A	2,139	12,144
Telefonos de Mexico SAB de CV, Class L	800	614
Telefonos de Mexico SAB de CV, SP ADR, Class L	1,787	27,395

		157,208

Netherlands — 1.9%
ASML Holding NV	903	38,784
CSM	1,491	27,606
Heineken NV	316	14,599
Koninklijke Ahold NV	393	5,207

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — (Continued)
Koninklijke KPN NV	2,624	$28,763
Koninklijke Philips Electronics NV	271	5,477
TNT Express NV	34	285
TomTom NV*	8,667	39,112
Unilever NV-CVA	121	4,028
VistaPrint NV*	581	20,788
Wolters Kluwer NV	1,287	23,333

		207,982

Norway — 3.2%
Aker Solutions ASA	1,561	19,143
Cermaq ASA*	3,838	52,889
Fred Olsen Energy ASA	911	34,331
Kvaerner ASA*	1,888	4,183
Marine Harvest ASA	93,411	50,694
Orkla ASA	100	810
Renewable Energy Corp. ASA*	38,572	28,691
Schibsted ASA	754	21,513
Statoil ASA	1,449	36,330
Statoil Fuel & Retail ASA*	3,135	23,228
Telenor ASA	337	5,494
TGS Nopec Geophysical Co. ASA	1,821	45,564
Yara International ASA	825	33,200

		356,070

Singapore — 0.6%
Singapore Airlines, Ltd.	6,000	52,947
Singapore Post, Ltd.	18,000	13,952

		66,899

South Korea — 0.5%
KT&G Corp.	722	50,518

Spain — 1.5%
Antena 3 de Television SA	5,525	34,834
Construcciones y Auxiliar de Ferrocarriles SA	80	41,648
Prosegur Cia de Seguridad SA, Reg. shares	303	13,979
Tecnicas Reunidas SA	1,049	38,015
Telefonica SA	1,623	28,299
Zardoya Otis SA	973	13,873

		170,648

Sweden — 2.0%
Alfa Laval AB	20	410
Assa Abloy AB, Class B	48	1,303
Atlas Copco AB, Class A	135	3,209

	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — (Continued)
Axfood AB	85	$3,099
Boliden AB	1,404	24,004
Electrolux AB, Class B	1,709	31,303
Getinge AB, Class B	109	2,956
Modern Times Group AB, Class B	387	19,371
Saab AB, Class B	2,552	54,623
Securitas AB, Class B	846	7,941
SKF AB, Class B	1,286	30,342
Tele2 AB, Class B	834	15,914
Telefonaktiebolaget LM Ericsson, SP ADR	3,347	31,027

		225,502

Switzerland — 3.9%
Actelion, Ltd., Reg. shares*	953	36,495
Adecco SA, Reg Shares*	144	6,825
Forbo Holding AG, Reg. shares*	63	37,814
Galenica AG, Reg. shares	36	20,982
Geberit AG, Reg. shares*	69	14,250
Givaudan SA, Reg. shares*	23	21,476
Kaba Holding AG, Reg. shares, Class B	46	17,178
Kuehne + Nagel International AG, Reg. shares	15	1,885
Lonza Group AG, Reg. shares*	118	6,370
Meyer Burger Technology AG*	2,383	45,563
Nestle SA, Reg. shares	70	4,011
Nobel Biocare Holding AG*	1,523	21,112
OC Oerlikon Corp. AG*	8,532	58,394
Panalpina Welttransport Holding AG, Reg. shares*	399	42,848
Roche Holding AG, SP ADR	734	31,415
Sika AG, Bearer shares	3	6,192
Sulzer AG, Reg. shares	73	9,136
Swisscom AG, Reg. shares	43	16,971
TE Connectivity Ltd.	852	29,053

		427,970

Taiwan — 4.2%
Acer, Inc.	37,000	51,709
Asustek Computer, Inc.	6,000	47,452
Chicony Electronics Co., Ltd.	2,000	3,515
China Steel Chemical Corp.	1,000	4,428
Chunghwa Telecom Co., Ltd., ADR	868	28,132
Compal Electronics, Inc.	47,000	52,738
Eva Airways Corp.	63,000	42,266

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Foxconn Technology Co., Ltd.	1,000	$3,921
HTC Corp.	1,000	16,409
LITE-ON IT Corp.	11,054	10,853
Lite-On Technology Corp.	45,000	57,034
Novatek Microelectronics Corp.	16,000	45,479
Phison Electronics Corp.	3,000	22,003
Richtek Technology Corp.	2,000	11,153
Simplo Technology Co., Ltd.	2,200	15,466
Tripod Technology Corp.	16,000	44,559
TSRC Corp.	1,100	2,881
Yageo Corp.	1,000	308

		460,306

United Kingdom — 10.7%
Aegis Group PLC	1,069	2,657
African Barrick Gold, Ltd.	12	97
AMEC PLC	1,436	22,719
Ashtead Group PLC	253	938
AstraZeneca PLC, SP ADR	963	46,368
Bodycote PLC	1,753	8,428
Booker Group PLC	3,888	4,402
BP PLC	5,089	37,759
British Sky Broadcasting Group PLC	1,288	14,004
Britvic PLC	2,419	13,113
Bunzl PLC	970	13,161
Cable & Wireless Worldwide PLC	97,398	31,847
Chemring Group PLC	1,121	6,780
Cobham PLC	1,153	3,327
Compass Group PLC	1,330	12,344
Daily Mail & General Trust PLC, Class A	4,578	31,518
Debenhams PLC	41,263	44,085
DS Smith PLC	3,061	10,945
Fenner PLC	1,276	8,873
Firstgroup PLC	6,694	32,700
GlaxoSmithKline PLC, SP ADR	498	22,181
Halfords Group PLC	6,733	33,845
Halma PLC	1,779	9,924
Homeserve PLC	1,288	5,762
IMI PLC	3,080	41,424
Imperial Tobacco Group PLC	225	8,048
Inchcape PLC	9,210	49,461
Inmarsat PLC	3,380	21,326
Intercontinental Hotels Group PLC, ADR	1,592	32,540

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
ITV PLC	36,939	$43,598
Kesa Electricals PLC	16,436	17,456
Kingfisher PLC	4,668	18,809
Ladbrokes PLC	14,794	33,034
Marks & Spencer Group PLC	5,465	28,143
Melrose PLC	4,450	26,366
Micro Focus International PLC	5,276	35,146
Mitie Group PLC	3,609	14,474
Mondi PLC	5,920	47,110
Morgan Crucible Co. PLC	2,203	10,852
Next PLC	520	21,460
Pearson PLC	771	14,251
Premier Farnell PLC	8,336	27,165
Reckitt Benckiser Group PLC	333	17,715
Royal Dutch Shell PLC, Class A	1,191	42,049
Sage Group PLC (The)	4,025	18,590
Senior PLC	8,783	24,912
Smith & Nephew PLC, SP ADR	663	32,235
Smiths Group PLC	1,639	24,794
Spectris PLC	586	14,137
Tate & Lyle PLC	789	8,231
Tesco PLC	19	96
Ultra Electronics Holdings PLC	414	9,994
Whitbread PLC	133	3,445
William Hill PLC	10,928	38,694
WM Morrison Supermarkets PLC	3,956	17,829
WS Atkins PLC	1,831	20,226

		1,181,387

United States — 0.3%
NII Holdings, Inc.*	1,441	28,978

TOTAL COMMON STOCKS (Cost $10,957,883)		10,404,575

EXCHANGE TRADED FUNDS — 3.9%
iShares MSCI EAFE Index Fund	8,197	427,392

TOTAL EXCHANGE TRADED FUNDS (Cost $404,716)		427,392

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

Value
TOTAL INVESTMENTS - 98.0% (Cost $11,362,599)	$10,831,967

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%.	217,624

NET ASSETS - 100.0%	$11,049,591

*	Non-income producing.

Aggregate cost	$11,362,599

Gross unrealized appreciation	$448,867
Gross unrealized depreciation	(979,499)

Net unrealized depreciation	$(530,632)

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio Holdings Summary Table

January 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Communications	20.3%	$4,246,423
Consumer, Cyclical	17.7	3,701,535
Industrial	14.7	3,072,530
Technology	14.0	2,900,568
Consumer, Non-cyclical	13.8	2,878,858
Basic Materials	11.1	2,311,995
Energy	5.3	1,108,427
Financial	0.7	138,984
Diversified	0.5	115,800
Exchange Traded Funds	0.6	115,594
Other Assets in Excess of Liabilities	1.3	281,037

NET ASSETS	100.0%	$20,871,751

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.1%
Australia — 8.3%
David Jones, Ltd.	41,243	$113,405
Fairfax Media, Ltd.	479,581	376,769
Flight Centre, Ltd.	13,751	281,756
Goodman Fielder, Ltd.	495,859	276,375
JB Hi-Fi, Ltd.	7,753	103,710
Mount Gibson Iron, Ltd.	52,828	79,360
OZ Minerals, Ltd.	22,148	256,532
Tatts Group, Ltd.	41,853	112,860
Western Areas NL	20,494	120,101

		1,720,868

Belgium — 1.1%
Belgacom SA	3,425	106,916
Mobistar SA	2,606	130,334

		237,250

Brazil — 3.0%
Brasil Telecom SA, Pref. shares	35,229	224,819
Cia Siderurgica Nacional SA	2,023	21,131
Randon Participacoes SA, Pref. shares	16,153	86,072
Redecard SA	394	7,103
Vale SA, Pref. shares, Class A	11,315	276,464

		615,589

Canada — 8.8%
Alimentation Couche Tard, Inc., Class B	22	668
Astral Media, Inc., Class A	5,504	193,494
Canadian Oil Sands, Ltd.	6,285	155,824
CGI Group, Inc., Class A*	6,579	132,764
Domtar Corp.	2,621	226,402
IAMGOLD Corp.	1,625	27,203
Jean Coutu Group PJC, Inc. (The), Class A	4,228	56,418
MacDonald Dettwiler & Associates, Ltd.	1,787	78,719
Magna International, Inc.	1,038	42,911
Metro, Inc., Class A	4,585	250,307
Pan American Silver Corp.	9,248	211,594
Research In Motion, Ltd.*	18,039	299,989
Rogers Communications, Inc., Class B	1,088	41,834
Stantec, Inc.*	1,208	33,612
Teck Resources, Ltd., Class B	1,050	44,436
Westjet Airlines, Ltd.	1,448	18,051

	Number of Shares	Value
COMMON STOCKS — (Continued)
Canada — (Continued)
Yellow Media, Inc.	110,536	$21,496

		1,835,722

China — 2.1%
Dongfeng Motor Group Co., Ltd., Class H	128,000	239,320
Jiangxi Copper Co., Ltd., Class H	2,000	5,091
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	732,000	184,999
Zhejiang Expressway Co., Ltd., Class H	24,000	16,835

		446,245

Denmark — 1.5%
H Lundbeck A/S	16,343	322,066

Finland — 1.0%
Metso OYJ	1,373	59,805
Orion OYJ, Class B	7,652	148,536

		208,341

France — 6.8%
Alstom SA	3,080	117,399
France Telecom SA, SP ADR	781	11,777
Havas SA	50,319	232,804
Ipsen SA	764	22,440
Legrand SA	3,803	131,177
Metropole Television SA	14,324	239,358
PagesJaunes Groupe	60,429	280,052
Publicis Groupe SA	2,124	106,853
Societe BIC SA	644	57,383
Societe Television Francaise 1	12,909	142,007
Vivendi SA	3,691	77,248

		1,418,498

Germany — 5.5%
Aixtron SE	12,914	174,073
Freenet AG	22,320	299,692
Henkel AG & Co. KGaA, Pref. shares	158	9,745
ProSiebenSat.1 Media AG, Pref. shares	6,365	149,363
Siemens AG, SP ADR	688	64,872
Software AG	4,526	147,472
Wacker Chemie AG	1,524	139,682
Wincor Nixdorf AG	3,257	151,816

		1,136,715

Greece — 1.8%
OPAP SA	37,435	383,899

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Hong Kong — 0.7%
Haier Electronics Group Co., Ltd.*	132,000	$135,825

Ireland — 0.2%
Smurfit Kappa Group PLC*	3,933	32,925

Italy — 3.7%
Danieli & C. Officine Meccaniche SpA	10,928	272,021
DiaSorin SpA	9,454	286,279
Gruppo Editoriale L’espresso SpA	15,858	21,946
Recordati SpA	24,419	193,404

		773,650

Japan — 19.9%
Asahi Kasei Corp.	2,000	12,648
Brother Industries, Ltd.	6,800	91,624
Capcom Co., Ltd.	10,800	239,465
Chiyoda Corp.	9,000	104,972
Circle K Sunkus Co., Ltd.	300	5,168
Dainippon Screen Manufacturing Co., Ltd.	21,000	176,607
Daito Trust Construction Co., Ltd.	1,400	131,881
Dena Co., Ltd.	10,900	275,861
Fuji Media Holdings, Inc.	22	34,002
Hakuhodo DY Holdings, Inc.	1,640	100,590
JGC Corp.	9,000	247,848
KDDI Corp.	1	6,337
Kobayashi Pharmaceutical Co., Ltd.	3,100	159,433
Koito Manufacturing Co., Ltd.	11,000	177,368
Kose Corp.	1,600	39,507
Kuraray Co., Ltd.	1,800	26,143
Lintec Corp.	2,200	41,795
Nikon Corp.	3,300	80,790
Nippon Electric Glass Co., Ltd.	18,000	156,809
Nitto Denko Corp.	5,500	195,119
Nomura Research Institute Ltd.	600	13,658
NTT DoCoMo, Inc., SP ADR	3,597	63,955
Obic Co., Ltd.	920	178,158
Point, Inc.	4,820	197,619
Ryohin Keikaku Co., Ltd.	1,200	59,748
Sankyo Co., Ltd.	4,900	239,471
Santen Pharmaceutical Co., Ltd.	900	36,841
Sega Sammy Holdings, Inc.	2,100	45,461
Shimamura Co., Ltd.	100	10,312
SKY Perfect JSAT Holdings, Inc.	35	18,092
Softbank Corp.	7,700	214,473
Sugi Holdings Co., Ltd.	500	13,966

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Toagosei Co., Ltd.	12,000	$50,223
Tokyo Electron, Ltd.	1,700	96,799
Toshiba TEC Corp.	43,000	164,734
Tsuruha Holdings, Inc.	4,200	225,098
Xebio Co., Ltd.	1,700	41,864
Yahoo Japan Corp.	22	6,720
Yamada Denki Co., Ltd.	2,830	180,449

		4,161,608

Mexico — 2.0%
America Movil SAB de CV, ADR, Class L	2,809	65,197
Grupo Mexico SAB de CV, Class B	98,840	314,626
Telefonos de Mexico SAB de CV, SP ADR, Class L	2,530	38,785

		418,608

Netherlands — 3.3%
ASML Holding NV	8,417	361,507
TomTom NV*	66,206	298,771
Wolters Kluwer NV	1,422	25,780

		686,058

Norway — 3.1%
Cermaq ASA*	5,229	72,058
Marine Harvest ASA	64,549	35,031
Statoil ASA	13,701	343,517
TGS Nopec Geophysical Co. ASA	7,046	176,300
Yara International ASA	614	24,709

		651,615

Singapore — 1.1%
Flextronics International Ltd.*	3,524	24,210
Sakari Resources Ltd.	26,000	48,782
SembCorp Marine, Ltd.	38,000	150,145

		223,137

South Korea — 1.3%
Kangwon Land, Inc.*	1,500	35,185
KT&G Corp.	3,459	242,024

		277,209

Spain — 2.8%
Antena 3 de Television SA	19,629	123,756
Construcciones y Auxiliar de Ferrocarriles SA	261	135,877
Prosegur Cia de Seguridad SA, Reg. shares	502	23,160

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Spain — (Continued)
Tecnicas Reunidas SA	8,443	$305,969

		588,762

Switzerland — 2.9%
Actelion, Ltd., Reg. shares*	3,397	130,086
Forbo Holding AG, Reg. shares*	73	43,816
Meyer Burger Technology AG*	12,639	241,658
OC Oerlikon Corp. AG, Reg Shares*	8,164	55,875
Panalpina Welttransport Holding AG, Reg. shares*	1,286	138,100

		609,535

Taiwan — 3.9%
Asustek Computer, Inc.	16,000	126,540
Compal Electronics, Inc.	150,000	168,314
HTC Corp.	14,000	229,725
LITE-ON IT Corp.	56,279	55,257
Lite-On Technology Corp.	6,000	7,605
Novatek Microelectronics Corp.	57,000	162,018
Tripod Technology Corp.	21,870	60,907
TSRC Corp.	4,000	10,477

		820,843

United Kingdom — 13.1%
AstraZeneca PLC, SP ADR	7,501	361,173
BP PLC	23,414	173,723
Debenhams PLC	29,345	31,352
Halfords Group PLC	58,680	294,972
IMI PLC	14,280	192,058
Inchcape PLC	22,278	119,640
ITV PLC	300,980	355,238
Ladbrokes PLC	39,227	87,590
Micro Focus International PLC	51,287	341,619
Mitie Group PLC	28,875	115,800

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Mondi PLC	4,584	$36,478
Next PLC	1,079	44,530
Reckitt Benckiser Group PLC	1,357	72,191
Royal Dutch Shell PLC, Class A	5,956	210,281
William Hill PLC	82,101	290,704
WS Atkins PLC	1,055	11,653

		2,739,002

United States — 0.2%
NII Holdings, Inc.*	1,549	31,150

TOTAL COMMON STOCKS (Cost $22,690,244)		20,475,120

EXCHANGE TRADED FUNDS — 0.6%
iShares MSCI EAFE Index Fund	2,217	115,594

TOTAL EXCHANGE TRADED FUNDS (Cost $103,341)		115,594

TOTAL INVESTMENTS - 98.7% (Cost $22,793,585)		20,590,714

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%.		281,037

NET ASSETS - 100.0%		$20,871,751

*	Non-income producing.

Aggregate cost	$22,793,585

Gross unrealized appreciation	$905,625
Gross unrealized depreciation	(3,108,496)

Net unrealized depreciation	$(2,202,871)

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

1. Portfolio Valuation:

Portfolio Valuation — The Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing International Value 400 Fund, and Formula Investing International Value Select Fund (the “Formula Investing Funds”) each a “Fund” and collectively the “Funds”. The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing U.S. Value 1000 Fund:
Investments in Securities*	$36,094,131	$36,094,131	$—	$—

Formula Investing U.S. Value Select Fund:
Investments in Securities*	$140,370,196	$140,370,196	$—	$—

Formula Investing International Value 400 Fund:
Investments in Securities*	$10,831,967	$10,831,967	$—	$—

Formula Investing International Value Select Fund:
Investments in Securities*	$20,590,714	$20,590,714	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

LATEEF FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.8%
Aerospace & Defense — 5.3%
Rockwell Collins, Inc.	327,429	$18,954,864

Banks — 5.1%
Wells Fargo & Co.	620,000	18,110,200

Commercial Services — 13.0%
MasterCard, Inc., Class A	71,137	25,294,183
Robert Half International, Inc.	747,009	20,684,679

		45,978,862

Computers — 10.3%
EMC Corp.*	731,619	18,846,505
Teradata Corp.*	332,824	17,826,053

		36,672,558

Consumer, Non-cyclical — 5.4%
Express Scripts, Inc.*	377,560	19,315,970

Diversified Financial Services — 5.0%
Affiliated Managers Group, Inc.*	177,116	17,801,929

Lodging — 5.0%
Starwood Hotels & Resorts Worldwide, Inc.	330,008	17,899,634

Media — 9.3%
Discovery Communications, Inc., Class A*	380,000	16,294,400
Scripps Networks Interactive, Inc., Class A	385,608	16,719,963

		33,014,363

Oil & Gas — 5.5%
Suncor Energy, Inc.	561,241	19,362,815

Software — 5.0%
ANSYS, Inc.*	292,483	17,692,297

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — 10.5%
Accenture PLC, Class A (Ireland)	327,520	$18,779,997
Apple, Inc.*	40,198	18,349,583

		37,129,580

Telecommunications — 5.9%
QUALCOMM, Inc.	357,283	21,015,386

Transportation — 5.5%
C.H. Robinson Worldwide, Inc.	38,775	2,669,271
Expeditors International of Washington, Inc.	375,512	16,766,611

		19,435,882

TOTAL COMMON STOCKS (Cost $274,928,690)		322,384,340

TOTAL INVESTMENTS - 90.8% (Cost $274,928,690)**		322,384,340

	Contracts
OUTSTANDING OPTIONS WRITTEN — (0.1)%
Call Options — (0.1)%
Apple, Inc. Expires 03/17/12 Strike Price $450(a)	(165)	$(277,200)

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium $204,101)		(277,200)

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.3%		33,094,514

NET ASSETS - 100.0%		$355,201,654

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

*	Non-income producing.
(a)	Primary risk exposure is equtiy price risk.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$274,928,690

Gross unrealized appreciation	48,851,060
Gross unrealized depreciation	(1,395,410)

Net unrealized appreciation	$47,455,650

See accompanying Notes to the Quarterly Portfolio of Investments.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities*	$322,384,340	$322,384,340	$—	$—

Liabilities:
Written Option on Equity Security	$(277,200)	$—	$(277,200)	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS — The Fund has adopted Disclosures about Derivative Instruments.

For period ended January 31, 2012, the Fund’s average volume of derivative for written options is $51,025.

OPTIONS — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives, the Fund may buy put and call options and write covered call and secured put options, all to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options

4

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

Clearing Corporation. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put options is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A fund also may write over- the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

During the period ended January 31, 2012, the Fund entered into 438 written options contracts.

	Number of Contracts	Premium
Outstanding, April 30, 2011	—	$—
Call Options Written	438	514,646
Call Options Closed	(273)	(310,545)
Call Options Exercised	—	—

Outstanding, January 31, 2012	165	$204,101

The Fund had transactions in written options as January 31, 2012 as follows:.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 99.4%
Arizona — 2.1%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 0.00%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	5,594,600

California — 1.5%
Foothill-Eastern Transportation Corridor Agency, CAB, Senior Lein, Series A, ETM, 0.00%, 01/01/25	2,000,000	1,460,460
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	2,449,000

		3,909,460

District of Columbia — 1.6%
District of Columbia, Income Tax Revenue, Series A, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,590,000	4,284,737

Florida — 1.9%
Florida Water Pollution Control Financing Corp., Water Revenue, Series A, Callable 01/15/19 at 100, 5.00%, 01/15/25	1,040,000	1,227,439
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	3,320,000	3,919,592

		5,147,031

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Georgia — 2.9%
Municipal Electric Authority Power Revenue, Series W, ETM, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	385,000	416,632
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	6,315,000	7,155,526

		7,572,158

Hawaii — 71.1%
County of Kauai GO, Series A, Callable 8/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,094,010
Hawaii County GO, Series A, 5.60%, 05/01/13, (NATL-RE, FGIC Insured)	605,000	644,718
Hawaii County GO, Series A, 5.25%, 07/15/17	1,655,000	2,016,369
Hawaii County GO, Series A, Callable 07/15/14 at 100, 5.25%, 07/15/23, (NATL-RE Insured)	595,000	654,524
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	2,031,231
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,718,556

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp, Multi-Family Housing, HSG-Kuhio Park Terrace, Series B, Callable 04/01/2013 at 100, 1.25%, 10/01/13, (FHLMC Insured)	1,000,000	1,004,770
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	4,000,000	4,158,400
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,947,685
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12, (NATL-RE, IBC Insured)	3,405,000	3,492,202
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,000,000	1,173,650
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,282,780

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., AMT, Callable 11/28/11 at 100, 5.70%, 07/01/20, (AMBAC Insured)	3,000,000	3,004,620
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, Callable 11/28/11 at 100, 5.50%, 12/01/14, (AMBAC Insured)	2,000,000	2,003,880
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, AMT, Callable 10/01/12 at 101, 5.65%, 10/01/27, (NATL-RE Insured)	3,000,000	3,051,150
Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 04/01/13	500,000	516,075
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	561,505
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	893,575

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series BZ, 6.00%, 10/01/12, (FGIC-TCRS Insured)	2,000,000	2,076,320
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,435,000	1,544,175
Hawaii State GO, Series CM, 6.50%, 12/01/13, (NATL-RE, FGIC Insured)	5,000,000	5,556,800
Hawaii State GO, Series CY, 5.50%, 02/01/12, (AGM Insured)	725,000	725,000
Hawaii State GO, Series CY, 5.50%, 02/01/12, (AGM Insured)	1,500,000	1,500,000
Hawaii State GO, Series CY, 5.75%, 02/01/15, (AGM Insured)	820,000	944,607
Hawaii State GO, Series DB, ETM, 5.00%, 09/01/12, (NATL-RE Insured)	505,000	518,988
Hawaii State GO, Series DB, Unrefunded Portion, 5.00%, 09/01/12, (NATL-RE Insured)	1,270,000	1,305,027
Hawaii State GO, Series DD, Callable 05/01/14 at 100, 5.00%, 05/01/17, (NATL-RE Insured)	1,000,000	1,103,150
Hawaii State GO, Series DD, Unrefunded Portion, Callable 05/01/14 at 100, 5.00%, 05/01/18, (NATL-RE Insured)	1,560,000	1,720,914

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DF, 5.00%, 07/01/12, (AMBAC Insured)	675,000	688,277
Hawaii State GO, Series DG, 5.00%, 07/01/12, (AMBAC Insured)	2,000,000	2,039,340
Hawaii State GO, Series DI, Callable 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	1,000,000	1,138,780
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	1,000,000	1,193,480
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	875,000	1,020,372
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,831,360
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,497,010
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/23	5,000,000	5,924,650
Hawaii State GO, Series DN, 5.00%, 08/01/15	1,660,000	1,905,979
Hawaii State GO, Series DQ, Callable 06/01/19 at 100, 5.00%, 06/01/23	3,000,000	3,681,630
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,736,745
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,800,000	2,151,252

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,772,440
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	3,000,000	3,673,260
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,000,000	1,184,060
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,295,710
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,247,910
Hawaii State Harbor System Revenue, Series B, AMT, Callable 07/01/12 at 100, 5.50%, 07/01/19, (AMBAC Insured)	1,500,000	1,516,065
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,250,220
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,682,757
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/31	3,025,000	3,568,713

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purpose Revenue, Series A, AMT, Callable 11/28/11 at 100, 5.40%, 07/01/29, (FNMA Insured)	1,375,000	1,375,509
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/14 at 100, 4.75%, 07/01/18, (NATL-RE, FGIC Insured)	1,000,000	1,077,410
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,647,570
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.75%, 07/01/31, (NATL-RE Insured)	2,000,000	2,158,140
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,491,724

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,497,483
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	6,085,250
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	7,086,312
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,661,560
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,319,701
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/26, (NATL-RE Insured)	5,000,000	5,579,750
	1,275,000	1,408,939

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	2,000,000	2,203,120
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/13, (FGIC-TCRS Insured)	850,000	904,162
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/12, (FGIC-TCRS Insured)	1,865,000	1,881,785
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/13, (FGIC-TCRS Insured)	3,345,000	3,556,939
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	200,000	206,668
Honolulu City & County GO, Series B, ETM, 5.00%, 10/01/13	630,000	679,134
Honolulu City & County GO, Series B, Unrefunded Portion, 5.25%, 10/01/12, (FGIC-TCRS Insured)	640,000	661,338
Honolulu City & County GO, Series D, Callable 07/01/15 at 100, 5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,260,420

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.00%, 07/01/22, (NATL-RE, FGIC Insured).	4,115,000	4,646,370
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,869,250
Honolulu City & County Waste Water System Revenue, Senior Series A, 3.25%, 07/01/20	1,000,000	1,104,470
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	5,015,000	5,383,502
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,173,820
Maui County GO, 5.00%, 03/01/15, (NATL-RE Insured)	3,850,000	4,341,876
Maui County GO, Series A, Callable 07/01/17 at 100, 4.25%, 07/01/25, (AGM Insured)	500,000	539,285
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,128,560

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,357,949
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,593,104
University of Hawaii System Revenue, Series A, Prerefunded 07/15/12 at 100, 5.50%, 07/15/16, (FGIC Insured)	1,000,000	1,023,830
University of Hawaii System Revenue, Series A, Prerefunded 07/15/12 at 100, 5.50%, 07/15/22, (FGIC Insured)	1,205,000	1,233,715
University of Hawaii System Revenue, Series A, Prerefunded 07/15/12 at 100, 5.50%, 07/15/29, (FGIC Insured)	1,500,000	1,535,745
University of Hawaii System Revenue, Series A, Prerefunded 07/15/12 at 100, 5.13%, 07/15/32, (FGIC Insured)	1,605,000	1,640,535
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,138,260

		187,697,876

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Illinois — 2.5%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, (NATL-RE Insured)	2,000,000	2,224,600
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,397,157

		6,621,757

Massachusetts — 2.1%
Commonwealth of Massachusetts Refunding, GO, Series B, 5.25%, 09/01/21, (AGM Insured)	2,000,000	2,612,720
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	3,036,025

		5,648,745

Michigan — 0.7%
Michigan Finance Authority Revenue Refunding Revolving Fund, 5.00%, 10/01/21	1,500,000	1,940,820

North Carolina — 0.4%
Mecklenburg County GO, Series A, 5.00%, 08/01/19	750,000	958,005

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Ohio — 0.5%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,271,130

Tennessee — 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue, ETM, 0.00%, 06/01/21	2,955,000	2,458,915

Texas — 6.9%
Austin Certificates Obligation, GO, Callable 09/01/21 at 100, 4.00%, 09/01/30	2,860,000	3,040,123
Eagle Mountain & Saginaw Independent School District, GO, Callable 08/15/17 at 100, 5.00%, 08/15/37, (PSF-GTD Insured)	2,500,000	2,713,325
Fort Worth Drainage Utility System Revenue, Callable 02/15/21 at 100, 4.50%, 02/15/27	2,765,000	3,097,989
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	1,814,200
Grapevine GO, Series A, Callable 02/15/15 at 100, 5.00%, 08/15/24, (NATL-RE Insured)	2,345,000	2,530,185

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Harris County GO, Series C, Prerefunded 10/01/18 at 100, 5.75%, 10/01/23	1,000,000	1,293,400
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,151,260
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,460,420

		18,100,902

Washington — 4.3%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,421,050
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,239,040
Washington State GO, Various Purpose, Series A, Callable 08/01/21 at 100, 4.50%, 08/01/31	5,000,000	5,606,900

		11,266,990

TOTAL MUNICIPAL BONDS (Cost $243,299,393)		262,473,126

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 0.6%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	1,522,877	1,522,877

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,522,877)		1,522,877

TOTAL INVESTMENTS - 100.0% (Cost $244,822,270)*		263,996,003
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(112,347)

NET ASSETS - 100.0%		$263,883,656

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2012.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$244,822,270

Gross unrealized appreciation	19,173,733
Gross unrealized depreciation	-

Net unrealized appreciation	$19,173,733

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMBAC	American Municipal Bond
Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation

HSG	Housing
IBC	Insurance Bond Certificate
NATL-RE	National Reinsurance Corp.
PSF-GTD	Public School Funding Guaranty
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 98.0%
Arizona — 0.9%
Vistancia Community Facilities District GO, 4.00%, 07/15/13	500,000	516,690

Georgia — 2.9%
Georgia State GO, Series C, 5.50%, 07/01/12	500,000	511,030
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,234,070

		1,745,100

Guam — 2.6%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,553,674

Hawaii — 65.4%
Hawaii County GO, Series A, 5.00%, 03/01/15	400,000	450,452
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	450,220
Hawaii Pacific Health Special Purpose Revenue, Series A, 3.00%, 07/01/14	500,000	516,485
Hawaii State Airports System Revenue, AMT, 4.00%, 07/01/15	515,000	558,729
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12	275,000	282,100

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12, (NATL-RE, IBC Insured)	310,000	317,939
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,084,910
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,000,000	1,076,080
Hawaii State GO, Series CX, Prerefunded 02/01/12 at 100, 5.50%, 02/01/21	1,685,000	1,685,000
Hawaii State GO, Series CY, 5.75%, 02/01/13, (AGM Insured)	1,500,000	1,581,270
Hawaii State GO, Series CZ, 5.25%, 07/01/12, (AGM Insured)	2,000,000	2,041,400
Hawaii State GO, Series CZ, Prerefunded 07/01/12 at 100, 5.25%, 07/01/20, (AGM Insured)	1,000,000	1,020,530
Hawaii State GO, Series DA, Prerefunded 09/01/13 at 100, 5.25%, 09/01/17, (NATL-RE Insured)	1,010,000	1,088,800
Hawaii State GO, Series DE, 5.00%, 10/01/12, (NATL-RE Insured)	1,000,000	1,031,560

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DG, 5.00%, 07/01/13, (AMBAC Insured)	2,000,000	2,131,380
Hawaii State GO, Series DG, Callable 07/01/15 at 100, 5.00%, 07/01/16, (AMBAC Insured)	1,250,000	1,434,512
Hawaii State GO, Series DO, 3.00%, 08/01/12	1,100,000	1,115,158
Hawaii State GO, Series DQ, 4.00%, 06/01/13	1,000,000	1,048,720
Hawaii State GO, Series DR, 4.00%, 06/01/14	1,170,000	1,264,360
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,190,490
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	500,000	544,000
Hawaii State Highway Revenue Bonds, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	621,800
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	370,604
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,168,710
Hawaii State Housing & Community Development Corp. Rental Housing System Revenue, Series A, 3.70%, 07/01/13, (AGM Insured)	1,055,000	1,076,849

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	565,000	575,673
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	580,000	592,702
Honolulu City & County GO, Series A, Prerefunded 03/01/13 at 100, 5.25%, 03/01/15, (NATL-RE Insured)	630,000	663,881
Honolulu City & County GO, Series A, 4.00%, 08/01/16	500,000	569,070
Honolulu City & County GO, Series B, 5.50%, 07/01/13, (FSA Insured)	1,000,000	1,073,020
Honolulu City & County GO, Series B, Unrefunded Balance, 5.00%, 10/01/13	585,000	630,115
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	738,838
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	800,000	826,672
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	811,239

See accompanying Notes to the Quarterly Portfolio of Investments.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,265,628
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.25%, 07/01/17, (NATL-RE, FGIC Insured)	535,000	615,732
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	250,000	283,905
Honolulu City & County Waste Water System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,240,650
Honolulu City & County Waste Water System Revenue, Senior Series A, 3.25%, 07/01/20	255,000	281,640
Honolulu City & County Waste Water System Revenue, Series A, 4.00%, 07/01/13	500,000	525,230
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	550,000	607,932
University of Hawaii System Revenue, Series A, Prerefunded 07/15/12 at 100, 5.50%, 07/15/16, (FGIC Insured)	1,090,000	1,115,975

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii System Revenue, Series A-2, 4.00%, 10/01/16	1,125,000	1,269,551

		38,839,511

Indiana — 0.9%
Northwest Allen County Middle School Building Corp. Revenue, First Mortgage, Callable 07/15/13 at 100, 5.25%, 07/15/18, (NATL-RE, State Aid Withholding Insured)	500,000	533,815

Iowa — 0.8%
University of Iowa Facilities Corp. GO, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	491,624

Kansas — 0.9%
Kansas Development Finance Authority Revenue, Commerce Impact Program, 5.00%, 06/01/13	500,000	530,770

Michigan — 1.3%
Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.50%, 11/01/12	750,000	774,330

See accompanying Notes to the Quarterly Portfolio of Investments.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Minnesota — 2.6%
Minnesota State GO, Callable 08/01/12 at 100, 5.00%, 08/01/16	1,500,000	1,534,425

New York — 1.7%
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.25%, 04/01/12, (AMBAC Insured)	1,000,000	1,008,230

North Carolina — 1.9%
North Carolina State GO, Series B, 5.00%, 06/01/14	1,000,000	1,107,210

Ohio — 4.5%
Ohio State GO, Prerefunded 06/15/13 at 100, 5.00%, 06/15/16	1,000,000	1,064,190
Ohio State GO, Infrastructure Improvement, Series A, Callable 03/01/15 at 100, 5.00%, 09/01/19	1,410,000	1,598,912

		2,663,102

Oklahoma — 0.9%
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	522,386

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Puerto Rico — 3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, ETM, 6.25%, 07/01/13, (NATL-RE, IBC, Commonwealth Guaranteed Insured)	1,200,000	1,299,744
Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, Prerefunded 07/01/12 at 100, 5.75%, 07/01/41	500,000	511,185

		1,810,929

Tennessee — 2.8%
Sullivan County Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, Prerefunded 09/01/12 at 101, 6.25%, 09/01/32	480,000	501,408
Wilson County GO, 5.00%, 04/01/12, (NATL-RE Insured)	1,135,000	1,143,864

		1,645,272

Texas — 2.9%
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,265,630

See accompanying Notes to the Quarterly Portfolio of Investments.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
North Harris Montgomery Community College District, Lone Star College System GO, 4.50%, 02/15/14, (NATL-RE Insured)	425,000	459,982

		1,725,612

Wisconsin — 2.0%
Waukesha GO, Series A, Callable 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	1,095,000	1,223,542

TOTAL MUNICIPAL BONDS (Cost $56,771,077)		58,226,222

	Shares
REGISTERED INVESTMENT COMPANY — 4.1%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	2,434,428	2,434,428

TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,434,428)		2,434,428

TOTAL INVESTMENTS - 102.1% (Cost $59,205,505)*		60,660,650
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%		(1,275,870)

NET ASSETS - 100.0%		$59,384,780

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2012.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$59,205,505

Gross unrealized appreciation	1,461,870
Gross unrealized depreciation	(6,725)

Net unrealized appreciation	$1,455,145

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Service Authority
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate

See accompanying Notes to the Quarterly Portfolio of Investments.

14

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized in the three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

15

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$262,473,126	$-	$262,473,126	$-
Registered Investment Company	1,522,877	1,522,877	-	-

Total	$263,996,003	$1,522,877	$262,473,126	$-

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$58,226,222	$-	$58,226,222	$-
Registered Investment Company	2,434,428	2,434,428	-	-

Total	$60,660,650	$2,434,428	$58,226,222	$-

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

16

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

17

PEMBERWICK FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 52.9%
Basic Materials — 0.1%
Nucor Corp. 5.00%, 12/01/2012	$15,000	$15,521
Praxair, Inc. 1.75%, 11/15/2012	40,000	40,377

		55,898

Communications — 0.3%
AT&T, Inc. 5.88%, 08/15/2012	40,000	41,152
BellSouth Corp. 5.20%, 09/15/2014	90,000	99,629
Cellco Partnership/Verizon Wireless Capital, LLC 5.55%, 02/01/2014	75,000	81,966
Cisco Systems, Inc. 2.90%, 11/17/2014	30,000	31,825
eBay, Inc. 1.63%, 10/15/2015	20,000	20,363
Verizon Communications, Inc. 4.35%, 02/15/2013	55,000	57,125
Walt Disney Co. (The) 6.38%, 03/01/2012	55,000	55,246

		387,306

Consumer, Cyclical — 0.1%
PACCAR, Inc. 6.38%, 02/15/2012	20,000	20,037
Target Corp. 4.00%, 06/15/2013	45,000	47,089
Wal-Mart Stores, Inc. 4.55%, 05/01/2013	40,000	42,113
Wal-Mart Stores, Inc. 7.25%, 06/01/2013	15,000	16,350

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Consumer, Cyclical — (Continued)
Wal-Mart Stores, Inc. 2.25%, 07/08/2015	$25,000	$26,161

		151,750

Consumer, Non-cyclical — 0.2%
Abbott Laboratories 2.70%, 05/27/2015	15,000	15,869
Baxter International, Inc. 1.80%, 03/15/2013	10,000	10,134
Bottling Group, LLC 4.63%, 11/15/2012	10,000	10,327
Bottling Group, LLC 6.95%, 03/15/2014	45,000	50,854
Coca-Cola Co. (The) 1.50%, 11/15/2015	35,000	35,881
Coca-Cola Refreshments USA, Inc. 8.50%, 02/01/2012	15,000	15,000
Pepsico, Inc. 3.75%, 03/01/2014	65,000	69,039
Procter & Gamble Co. (The) 4.95%, 08/15/2014	55,000	61,193

		268,297

Energy — 0.1%
BP Capital Markets PLC 5.25%, 11/07/2013	45,000	48,499
ConocoPhillips Australia Funding Co. 5.50%, 04/15/2013	50,000	52,866
Shell International Finance BV 1.88%, 03/25/2013	5,000	5,092
Shell International Finance BV 4.00%, 03/21/2014	10,000	10,736

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Shell International Finance BV 3.10%, 06/28/2015	$50,000	$53,953

		171,146

Financial — 51.3%
Allstate Life Global Funding Trusts 5.38%, 04/30/2013	50,000	52,837
Bank of America Corp. 5.38%, 09/11/2012	300,000	305,236
Bank of America Corp. 0.88%, 09/15/2014 (a)	2,000,000	1,845,348
Bank of America Corp. 3.63%, 03/17/2016	10,000	9,808
Bank of New York Mellon Corp. (The) 4.95%, 11/01/2012	25,000	25,839
Bank of New York Mellon Corp. (The) 4.30%, 05/15/2014	75,000	80,740
Barclays Bank PLC 5.20%, 07/10/2014	100,000	105,385
BB&T Corp. 3.20%, 03/15/2016	15,000	15,955
Berkshire Hathaway Finance Corp. 4.60%, 05/15/2013	85,000	89,414
Berkshire Hathaway Finance Corp. 5.10%, 07/15/2014	90,000	98,692
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	17,000	17,845
Blackrock, Inc. 3.50%, 12/10/2014	40,000	43,015

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Branch Banking & Trust Co. 4.88%, 01/15/2013	$100,000	$103,727
Caterpillar Financial Services Corp. 4.70%, 03/15/2012	50,000	50,262
Caterpillar Financial Services Corp. 6.13%, 02/17/2014	15,000	16,595
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	21,152
Charles Schwab Corp. (The) 4.95%, 06/01/2014	20,000	21,792
Citigroup Funding, Inc. 2.13%, 07/12/2012	400,000	403,577
Citigroup, Inc. 6.50%, 08/19/2013	200,000	212,187
Citigroup, Inc. 6.00%, 12/13/2013	100,000	106,334
Citigroup, Inc. 0.66%, 03/07/2014 (a)	2,000,000	1,894,296
Citigroup, Inc. 0.72%, 11/05/2014 (a)	2,525,000	2,347,664
Citigroup, Inc. 6.01%, 01/15/2015	50,000	54,349
CME Group, Inc. 5.40%, 08/01/2013	20,000	21,350
CME Group, Inc. 5.75%, 02/15/2014	40,000	43,692
Credit Suisse 5.50%, 05/01/2014	125,000	133,430
Credit Suisse USA, Inc. 5.13%, 08/15/2015	100,000	107,689
Deutsche Bank AG London 4.88%, 05/20/2013	140,000	144,953

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp. 4.15%, 05/15/2012	$1,000,000	$1,006,415
General Electric Capital Corp. 0.61%, 05/29/2012 (a)	1,400,000	1,398,125
General Electric Capital Corp. 5.45%, 01/15/2013	375,000	392,315
General Electric Capital Corp. 0.68%, 03/20/2013 (a)	4,000,000	3,951,060
General Electric Capital Corp. 0.69%, 06/20/2013 (a)	2,000,000	1,976,272
General Electric Capital Corp. 1.57%, 09/23/2013 (a)	406,000	405,918
General Electric Capital Corp. 0.68%, 12/17/2013 (a)	1,400,000	1,362,088
General Electric Capital Corp. 0.68%, 12/20/2013 (a)	1,575,000	1,553,604
General Electric Capital Corp. 0.69%, 03/20/2014 (a)	4,500,000	4,417,061
General Electric Capital Corp. 5.65%, 06/09/2014	35,000	38,244
General Electric Capital Corp. 0.70%, 09/15/2014 (a)	1,400,000	1,359,960

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp. 3.50%, 06/29/2015	$20,000	$21,273
General Electric Capital Corp. 4.38%, 09/21/2015	110,000	120,352
General Electric Capital Corp. 2.25%, 11/09/2015	127,000	130,649
Goldman Sachs Group, Inc. (The) 4.75%, 07/15/2013	45,000	46,711
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/2013	30,000	31,469
Goldman Sachs Group, Inc. (The) 1.08%, 01/12/2015 (a)	3,400,000	3,172,866
Goldman Sachs Group, Inc. (The) 5.13%, 01/15/2015	100,000	106,150
Goldman Sachs Group, Inc. (The) 0.96%, 07/22/2015 (a)	400,000	363,545
Goldman Sachs Group, Inc. (The) 3.70%, 08/01/2015	90,000	91,587
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	69,790
Hartford Life Global Funding Trusts 0.73%, 06/16/2014 (a)	700,000	664,046
HSBC Finance Corp. 0.90%, 09/14/2012 (a)	2,000,000	1,989,150

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
HSBC Finance Corp. 0.82%, 01/15/2014 (a)	$5,000,000	$4,767,570
HSBC Finance Corp. 0.96%, 06/01/2016 (a)	2,000,000	1,775,478
HSBC Holdings PLC 5.25%, 12/12/2012	225,000	231,653
John Deere Capital Corp. 4.95%, 12/17/2012	15,000	15,597
John Deere Capital Corp. 4.90%, 09/09/2013	50,000	53,299
Morgan Stanley 2.95%, 05/14/2013 (a)	2,000,000	1,999,390
Morgan Stanley 0.88%, 01/09/2014 (a)	4,000,000	3,762,992
Morgan Stanley 4.20%, 11/20/2014	250,000	252,857
Morgan Stanley 1.05%, 10/15/2015 (a)	1,000,000	889,992
Morgan Stanley 1.01%, 10/18/2016 (a)	2,500,000	2,165,320
National City Bank 0.90%, 12/15/2016 (a)	2,000,000	1,811,160
Northern Trust Corp. 5.50%, 08/15/2013	75,000	80,308
PACCAR Financial Corp. 1.55%, 09/29/2014	30,000	30,468
PNC Funding Corp. 0.75%, 01/31/2014 (a)	2,000,000	1,975,876
Protective Life Secured Trusts 5.45%, 09/28/2012	40,000	41,192
Royal Bank of Scotland PLC (The) 2.92%, 08/23/2013 (a)	640,000	630,382

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
State Street Corp. 4.30%, 05/30/2014	$35,000	$37,619
State Street Corp. 2.88%, 03/07/2016	10,000	10,477
Toyota Motor Credit Corp. 3.20%, 06/17/2015	55,000	58,675
Travelers Cos, Inc. (The) 6.25%, 06/20/2016	15,000	17,753
US Bancorp 2.88%, 11/20/2014	75,000	78,775
US Bancorp 3.15%, 03/04/2015	25,000	26,454
US Bancorp 2.45%, 07/27/2015	15,000	15,652
US Bank NA 0.85%, 10/14/2014 (a)	2,000,000	1,965,664
Wachovia Bank NA 4.80%, 11/01/2014	1,000,000	1,063,506
Wachovia Bank NA 0.81%, 11/03/2014 (a)	7,000,000	6,671,763
Wachovia Corp. 2.32%, 05/01/2013 (a)	1,000,000	1,016,430
Wachovia Corp. 5.50%, 05/01/2013	55,000	58,092
Wachovia Corp. 4.88%, 02/15/2014	100,000	104,996
Wells Fargo & Co. 3.75%, 10/01/2014	200,000	212,103

		64,863,306

Industrial — 0.2%
Boeing Co. (The) 5.00%, 03/15/2014	65,000	71,087
Caterpillar, Inc. 7.00%, 12/15/2013	20,000	22,224

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
Danaher Corp. 1.30%, 06/23/2014	$24,000	$24,430
Emerson Electric Co. 5.00%, 12/15/2014	40,000	44,577
Honeywell International, Inc. 4.25%, 03/01/2013	20,000	20,817
Illinois Tool Works, Inc. 5.15%, 04/01/2014	50,000	54,794

		237,929

Technology — 0.5%
Dell, Inc. 3.10%, 04/01/2016	50,000	53,768
HP Enterprise Services, LLC 6.00%, 08/01/2013	200,000	213,423
Intel Corp. 1.95%, 10/01/2016	47,000	48,775
International Business Machines Corp. 4.75%, 11/29/2012	70,000	72,471
International Business Machines Corp. 6.50%, 10/15/2013	100,000	110,154
Microsoft Corp. 2.95%, 06/01/2014	25,000	26,539
Oracle Corp. 4.95%, 04/15/2013	49,000	51,609
Texas Instruments, Inc. 1.38%, 05/15/2014	55,000	55,810

		632,549

Utilities — 0.1%
Alabama Power Co. 5.80%, 11/15/2013	35,000	38,031
Detroit Edison Co. (The) 6.40%, 10/01/2013	30,000	32,587

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Utilities — (Continued)
Duke Energy Carolinas, LLC 5.75%, 11/15/2013	$55,000	$59,714
Northern States Power Co. 8.00%, 08/28/2012	5,000	5,206

		135,538

TOTAL CORPORATE BONDS AND NOTES (Cost $67,714,131)		66,903,719

GOVERNMENT BONDS — 0.0%
Province of Ontario Canada 2.70%, 06/16/2015	40,000	42,093

TOTAL GOVERNMENT BONDS (Cost $39,987)		42,093

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
Government National Mortgage Association — 0.3%
Series 2002-22, Class GF 6.50%, 03/20/2032	106,791	123,451
Series 2002-51, Class D 6.00%, 07/20/2032	151,650	169,124
Series 2008-50, Class NA 5.50%, 03/16/2037	80,562	87,134

		379,709

Federal National Mortgage Association REMICS — 1.6%
Series 2008-26, Class VJ 5.00%, 03/25/2018	147,418	155,512
Series 2004-81, Class KD 4.50%, 07/25/2018	80,339	82,407
Series 2003-92, Class PE 4.50%, 09/25/2018	100,000	108,194
Series 2008-54, Class EA 5.00%, 07/25/2019	58,429	62,241

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2005-91, Class DA 4.50%, 10/25/2020	$38,787	$39,654
Series 2002-91, Class LC 5.00%, 06/25/2022	16,653	16,973
Series 2004-65, Class EJ 5.00%, 05/25/2023	57,851	59,138
Series 2003-80, Class YE 4.00%, 06/25/2023	57,360	60,453
Series 2007-27, Class MQ 5.50%, 04/25/2027	52,753	58,196
Series 2005-59, Class PB 5.50%, 10/25/2028	29,822	29,846
Series 2005-22, Class UC 5.50%, 01/25/2031	48,388	48,860
Series 2003-21, Class PJ 4.50%, 12/25/2031	43,152	44,473
Series 2003-47, Class PD 5.50%, 09/25/2032	52,676	54,540
Series 2005-12, Class JE 5.00%, 09/25/2033	250,000	269,266
Series 2006-59, Class DA 6.50%, 12/25/2033	2,500	2,505
Series 2007-24, Class GA 5.50%, 01/25/2034	31,414	31,838
Series 2005-16, Class PE 5.00%, 03/25/2034	89,481	94,701
Series 2005-48, Class AR 5.50%, 02/25/2035	127,992	143,141
Series 2005-62, Class CQ 4.75%, 07/25/2035	93,324	100,568
Series 2005-84, Class TG 5.00%, 09/25/2035	51,909	53,904

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2010-64, Class EH 5.00%, 10/25/2035	$177,200	$187,454
Series 2005-83, Class LA 5.50%, 10/25/2035	71,606	82,546
Series 2007-39, Class NA 4.25%, 01/25/2037	59,654	62,768
Series 2009-47, Class PA 4.50%, 07/25/2039	135,274	144,240

		1,993,418

Federal Home Loan Mortgage Corporation REMICS — 2.7%
Series 2777, Class VX 5.00%, 04/15/2015	70,603	74,387
Series 2630, Class HB 3.50%, 01/15/2017	39	39
Series 2542, Class ES 5.00%, 12/15/2017	84,478	90,493
Series 2564, Class HJ 5.00%, 02/15/2018	55,453	59,477
Series 2611, Class UH 4.50%, 05/15/2018	97,361	102,445
Series 2617, Class GR 4.50%, 05/15/2018	101,253	107,499
Series 2627, Class MC 4.50%, 05/15/2018	200,000	212,995
Series 2617, Class TK 4.50%, 06/15/2018	138,542	148,454
Series 2649, Class KA 4.50%, 07/15/2018	123,747	131,200
Series 2677, Class JA 5.00%, 09/15/2018	21,300	21,845
Series 2693, Class PE 4.50%, 10/15/2018	100,000	108,555

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2746, Class EG 4.50%, 02/15/2019	$173,355	$184,017
Series 2780, Class JG 4.50%, 04/15/2019	17,661	18,172
Series 2814, Class GB 5.00%, 06/15/2019	49,321	51,651
Series 3461, Class BV 5.00%, 06/15/2019	109,778	114,294
Series 3558, Class AW 4.75%, 08/15/2019	61,806	64,133
Series 2639, Class UG 4.00%, 03/15/2022	82,672	85,555
Series 2639, Class UH 4.25%, 03/15/2022	71,098	73,746
Series 2542, Class OB 5.00%, 05/15/2022	27,128	27,552
Series 2503, Class JV 5.50%, 05/15/2022	177,210	182,095
Series 2924, Class EH 5.25%, 03/15/2024	69,585	72,813
Series 3087, Class JB 5.50%, 03/15/2024	29,163	29,926
Series 3002, Class YD 4.50%, 07/15/2025	72,896	78,441
Series 3145, Class KB 5.00%, 11/15/2027	38,180	38,253
Series 3104, Class QB 5.00%, 01/15/2029	28,186	28,237
Series 2890, Class PC 5.00%, 07/15/2030	51,620	52,181
Series 2691, Class ME 4.50%, 04/15/2032	100,000	105,501

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2741, Class GF 5.50%, 05/15/2032	$27,452	$28,016
Series 2735, Class OG 5.00%, 08/15/2032	87,972	91,837
Series 2764, Class TE 5.00%, 10/15/2032	160,000	168,512
Series 2802, Class OA 4.50%, 12/15/2032	46,484	47,884
Series 2760, Class PD 5.00%, 12/15/2032	226,638	237,941
Series 2655, Class QA 5.00%, 02/15/2033	22,723	24,264
Series 2827, Class TE 5.00%, 04/15/2033	260,000	279,131
Series 3204, Class MA 5.50%, 02/15/2034	29,817	30,283
Series 3067, Class PK 5.50%, 05/15/2034	130,000	141,194
Series 2881, Class AE 5.00%, 08/15/2034	78,883	87,057
Series 2933, Class HD 5.50%, 02/15/2035	97,326	110,776

		3,510,851

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,840,042)		5,883,978

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Federal Home Loan Bank — 2.5%
1.00%, 02/28/2012	30,000	30,021

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Bank — (Continued)
3.25%, 03/09/2012	$20,000	$20,067
1.38%, 06/08/2012	30,000	30,139
5.31%, 12/28/2012	300,000	314,032
1.88%, 06/21/2013	1,300,000	1,329,020
2.63%, 09/13/2013	60,000	62,229
4.88%, 12/13/2013	500,000	541,772
2.50%, 06/13/2014	255,000	267,636
5.38%, 06/13/2014	315,000	351,762
3.13%, 03/11/2016	165,000	180,584

		3,127,262

Federal Home Loan Mortgage Corporation — 5.9%
2.13%, 03/23/2012	500,000	501,472
1.75%, 06/15/2012	2,000,000	2,012,614
0.50%, 10/15/2013	1,125,000	1,124,803
5.00%, 01/30/2014	450,000	490,903
1.00%, 08/20/2014	450,000	455,492
0.63%, 12/29/2014	700,000	703,951
2.88%, 02/09/2015	300,000	320,479
5.25%, 04/18/2016	200,000	236,597
2.50%, 05/27/2016	280,000	300,286
2.00%, 08/25/2016	1,030,000	1,078,783
5.50%, 04/01/2023 Gold Pool #G13145	132,017	143,047
4.50%, 04/01/2030 Gold Pool #C91295	93,953	100,950

		7,469,377

Federal National Mortgage Association — 5.6%
4.88%, 05/18/2012	500,000	507,344
4.00%, 04/15/2013	1,000,000	1,045,533
0.50%, 08/09/2013	750,000	752,511
1.13%, 10/08/2013	275,000	278,755
0.75%, 12/18/2013	150,000	151,205

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
4.13%, 04/15/2014	$900,000	$972,957
2.50%, 05/15/2014	1,400,000	1,467,592
5.00%, 12/01/2014 Pool #255598	46,944	50,624
2.38%, 07/28/2015	350,000	370,914
1.50%, 10/28/2015	150,000	153,839
2.25%, 03/15/2016	500,000	527,520
5.00%, 03/15/2016	35,000	40,969
1.38%, 11/15/2016	120,000	122,711
6.00%, 09/01/2019 Pool #735439	33,414	35,917
5.50%, 06/01/2020 Pool #888601	45,541	49,617
5.00%, 05/01/2023 Pool #254762	71,419	78,270
5.50%, 01/01/2024 Pool #AD0471	74,498	81,118
5.00%, 07/01/2024 Pool #255320	36,709	40,230
5.00%, 12/01/2025 Pool #256045	170,062	184,680
4.00%, 08/01/2029 Pool #MA0142	144,743	154,954
7.00%, 04/01/2037 Pool #888366	49,322	56,959

		7,124,219

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,497,077)		17,720,858

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
ASSET BACKED SECURITIES — 0.0%
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4 5.21%, 03/17/2014	$3,991	$3,998

TOTAL ASSET BACKED SECURITIES (Cost $4,079)		3,998

U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Notes — 20.4%
0.38%, 08/31/2012	2,900,000	2,904,985
0.38%, 10/31/2012	100,000	100,203
0.50%, 11/30/2012	750,000	752,432
0.50%, 10/15/2013	400,000	402,031
0.50%, 08/15/2014	350,000	352,133
0.63%, 07/31/2012	500,000	501,387
0.63%, 12/31/2012	100,000	100,457
0.75%, 05/31/2012	750,000	751,758
0.75%, 08/15/2013	655,000	660,629
0.75%, 09/15/2013	2,700,000	2,724,046
0.75%, 12/15/2013	950,000	959,500
0.88%, 02/29/2012	1,200,000	1,200,890
0.88%, 11/30/2016	300,000	302,977
0.88%, 12/31/2016	200,000	201,797
1.00%, 05/15/2014	420,000	427,284
1.00%, 08/31/2016	520,000	529,181
1.00%, 09/30/2016	370,000	376,301
1.00%, 10/31/2016	1,050,000	1,066,981
1.13%, 06/15/2013	1,610,000	1,630,817
1.25%, 03/15/2014	250,000	255,430
1.25%, 04/15/2014	600,000	613,406
1.25%, 08/31/2015	150,000	154,605
1.25%, 09/30/2015	300,000	309,141

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.38%, 05/15/2013	$100,000	$101,547
1.50%, 07/15/2012	400,000	402,610
1.50%, 06/30/2016	590,000	613,646
1.50%, 07/31/2016	495,000	514,800
1.75%, 07/31/2015	150,000	157,148
1.75%, 05/31/2016	1,015,000	1,066,940
2.00%, 11/30/2013	1,350,000	1,394,033
2.00%, 04/30/2016	835,000	886,405
2.13%, 02/29/2016	515,000	548,877
2.25%, 01/31/2015	1,095,000	1,158,561
2.38%, 03/31/2016	270,000	290,630
2.50%, 04/30/2015	265,000	283,509
2.63%, 07/31/2014	225,000	238,254
2.63%, 04/30/2016	250,000	271,836
4.75%, 05/31/2012	600,000	609,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,481,898)		25,816,448

TOTAL INVESTMENTS - 91.9% (Cost $116,577,214)*		116,371,094
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%		10,203,542

NET ASSETS - 100.0%		$126,574,636

(a)	Variable or Floating Rate Security. Rate shown is as of January 31, 2012.

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PEMBERWICK FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$116,577,214

Gross unrealized appreciation	927,886
Gross unrealized depreciation	(1,134,006)

Net unrealized depreciation	$(206,120)

REMICs Real Estate Mortgage Investment Conduit

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$66,903,719	$—	$66,903,719	$—
Government Bonds	42,093		42,093
Collateralized Mortgage Obligations	5,883,978	—	5,883,978	—
U.S. Government Agency Obligations	17,720,858	—	17,720,858	—
Asset Backed Securities	3,998	—	3,998	—
U.S. Treasury Obligations	25,816,448	—	25,816,448	—

Total Investments	$116,371,094	$—	$116,371,094	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

POLEN GROWTH FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.4%
Business Services — 12.6%
Accenture PLC, Class A	162,388	$9,311,328
Cognizant Technology Solutions Corp.*	160,084	11,486,027
MasterCard, Inc., Class A	9,332	3,318,179

		24,115,534

Communications Equipment — 6.6%
QUALCOMM, Inc.	213,188	12,539,718

Computer Equipment — 9.8%
Apple, Inc.*	41,120	18,770,458

Consumer Discretionary — 12.8%
Coach, Inc.	171,458	12,010,633
Starbucks Corp.	259,415	12,433,761

		24,444,394

Financials — 5.6%
T. Rowe Price Group, Inc.	186,250	10,772,700

Internet Software & Services — 4.9%
Google, Inc., Class A*	16,001	9,282,340

Medical Equipment — 10.7%
Intuitive Surgical, Inc.*	20,210	9,294,781
Varian Medical Systems, Inc.*	168,942	11,128,209

		20,422,990

Pharmaceuticals — 8.4%
Abbott Laboratories	128,940	6,982,101
Allergan, Inc.	104,427	9,180,178

		16,162,279

Software — 15.1%
Factset Research Systems, Inc.	75,510	6,669,043

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Intuit, Inc.	67,716	$3,821,891
Microsoft Corp.	311,095	9,186,635
Oracle Corp.	326,574	9,209,387

		28,886,956

Transportation — 4.9%
C.H. Robinson Worldwide, Inc.	135,373	9,319,078

TOTAL COMMON STOCKS (Cost $162,328,160)		174,716,447

TOTAL INVESTMENTS - 91.4% (Cost $162,328,160)**		174,716,447
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.6%		16,509,030

NET ASSETS - 100.0%		$191,225,477

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$162,328,160

Gross unrealized appreciation	13,206,933
Gross unrealized depreciation	(818,646)

Net unrealized appreciation	$12,388,287

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$174,716,447	$174,716,447	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.5%
Consumer Discretionary — 8.3%
AutoNation, Inc.*	26,350	$942,276
Carrols Restaurant Group, Inc.*	74,300	840,333
DeVry, Inc.	9,500	358,720
Dover Downs Gaming & Entertainment, Inc.	168,142	411,948
H&R Block, Inc.	31,300	512,068
John Wiley & Sons, Inc., Class A	15,325	695,602
Marcus Corp.	5,800	70,238

		3,831,185

Consumer Staples — 4.3%
Nu Skin Enterprises, Inc., Class A	24,800	1,238,760
Prestige Brands Holdings, Inc.*	58,200	747,288

		1,986,048

Energy — 9.6%
DHT Holdings, Inc. (Marshal Islands)	1,500	1,590
Golar LNG Partners LP (Bermuda)	19,600	673,260
Golar LNG, Ltd. (Bermuda)	30,775	1,261,775
Noble Corp. (Switzerland)	22,775	793,481
Swift Energy Co.*	18,625	617,419
Ultra Petroleum Corp.*	45,400	1,090,962

		4,438,487

Financials — 12.0%
Bank of Hawaii Corp.	14,300	653,796
Dundee Corp., Class A (Canada)*	24,175	579,475
EZCORP, Inc., Class A*	59,075	1,584,392

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
Federated Investors, Inc., Class B	14,300	$244,244
National Financial Partners Corp.*	34,325	528,605
Oppenheimer Holdings, Inc., Class A	17,825	310,868
Raymond James Financial, Inc.	22,100	773,500
Suffolk Bancorp*	31,660	384,986
Willis Group Holdings PLC (Ireland)	12,525	486,847

		5,546,713

Health Care — 13.6%
Alere, Inc.*	39,250	947,887
Covidien PLC (Ireland)	20,300	1,045,450
Universal Health Services, Inc., Class B	27,675	1,142,701
Valeant Pharmaceuticals International, Inc. (Canada)*	29,825	1,446,214
Warner Chilcott PLC, Class A (Ireland)*	58,950	994,486
Zimmer Holdings, Inc.	11,975	727,481

		6,304,219

Industrials — 4.9%
Air Transport Services Group, Inc.*	90,000	540,900
Consolidated Graphics, Inc.*	3,525	179,035
Mine Safety Appliances Co.	19,950	681,093
Triumph Group, Inc.	11,085	693,588
UTI Worldwide, Inc. (British Virgin Islands)	12,650	188,358

		2,282,974

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — 34.2%
Avid Technology, Inc.*	53,750	$520,837
CA Technologies	101,387	2,613,757
Cisco Systems, Inc.	56,775	1,114,493
CoreLogic, Inc.*	39,475	560,545
Electro Rent Corp.	29,180	498,686
Global Cash Access Holdings, Inc.*	214,077	1,134,608
Hewlett-Packard Co.	32,800	917,744
Imation Corp.*	40,940	242,774
Mentor Graphics Corp.*	74,625	1,035,049
Motorola Mobility Holdings, Inc.*	23,387	903,440
Novellus Systems, Inc.*	24,325	1,146,924
Progress Software Corp.*	22,762	531,038
QUALCOMM, Inc.	23,480	1,381,094
Quantum Corp.*	371,850	937,062
SAIC, Inc.*	27,525	353,971
Symantec Corp.*	112,690	1,937,141

		15,829,163

Materials — 2.5%
Pope Resources LP	25,650	1,161,176

Utilities — 1.1%
Black Hills Corp.	9,700	327,472

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
National Fuel Gas Co.	3,850	$193,578

		521,050

TOTAL COMMON STOCKS (Cost $35,886,712)		41,901,015

TOTAL INVESTMENTS - 90.5% (Cost $35,886,712)**		41,901,015
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.5%		4,416,051

NET ASSETS - 100.0%		$46,317,066

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$35,886,712

Gross unrealized appreciation	8,728,462
Gross unrealized depreciation	(2,714,159)

Net unrealized appreciation	$6,014,303

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$41,901,015	$41,901,015	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

SNW Oregon Short-Term Tax-Exempt Bond Fund

Portfolio of Investments

January 31, 2012

(Unaudited)

	Par Value	Value
MUNICIPAL BONDS — 93.5%
California — 0.9%
California Health Facilities, Financing Authority, Scripps Health, Series A, 5.00%, 10/01/17	$35,000	$41,939

Oregon — 92.6%
City of Medford, Revenue, Limited Tax, Callable 06/01/17 at 100, 4.00%, 06/01/20, (AMBAC Insured)	45,000	50,128
City of Portland, Sewer System Revenue Refunding, First Lien, Series A, Callable 06/15/18 at 100, 4.25%, 06/15/21	80,000	91,068
City of Portland, Urban Renewal and Refunding, Second Lien-Downtown, 5.00%, 06/15/20	45,000	52,704
City of Portland, Urban Renewal and Refunding, Series A, Callable 06/15/15 at 101, 5.00%, 06/15/16, (AMBAC Insured)	115,000	128,009
City of Portland, Urban Renewal and Refunding, South Park Blocks, Series B, Callable 06/15/18 at 101, 5.00%, 06/15/19	100,000	115,481

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Clackamas & Washington Counties School District No. 3, Refunding, GO, Callable 06/15/14 at 100, 5.25%, 06/15/15, (NATL-RE, FGIC, School Board Guaranty Insured)	$100,000	$109,445
Clackamas Community College, GO, Callable 05/01/16 at 100, 5.00%, 05/01/22, (NATL-RE Insured)	75,000	84,110
Clackamas Community College, Refunding, GO, 5.00%, 06/15/17, (NATL-RE, FGIC Insured)	40,000	47,900
Clackamas County Hospital Facility, Legacy Health System, Series A, 3.50%, 07/15/13	115,000	118,909
Clackamas County, GO, Callable 06/01/13 at 100, 4.00%, 06/01/21, (AMBAC Insured)	40,000	41,400
Clackamas County, GO, Callable 06/01/19 at 100, 4.00%, 06/01/21	30,000	34,334
Clackamas County, Hospital Facility, Legacy Health System, Series A, 4.00%, 07/15/16	60,000	65,405

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

SNW Oregon Short-Term Tax-Exempt Bond Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Deschutes County, Bend-LA Pine Administrative School District No. 1, Refunding, GO, 5.00%, 06/15/14, (AGM, School Board Guaranty Insured)	$140,000	$153,653
Jackson County School District No. 549C Medford, GO, 5.25%, 06/15/15, (School Board Guaranty Insured)	50,000	57,304
Jackson County School District No. 6 Central Point, Refunding, GO, Callable 06/15/2014 at 100, 5.25%, 06/15/18, (AGM, School Board Guaranty Insured)	100,000	109,741
Lane County, Refunding, GO, 4.00%, 06/01/20	25,000	29,130
Metro’s Natural Areas, GO, Callable 06/01/17 at 100, 5.00%, 06/01/19	40,000	48,050
Multnomah County Hospital Facilities Authority, Providence Health System, RB, 4.13%, 10/01/14	25,000	27,239

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Multnomah County Hospital Facilities Authority, Providence Health System, RB, Callable 10/01/14 at 100, 5.50%, 10/01/19	$50,000	$55,377
Oregon State, Bond Bank Revenue, Economic and Community Development, RB, Series B, Callable 08/29/11 at 102, 4.38%, 01/01/18, (NATL-RE Insured)	20,000	20,248
Oregon State, Department of Administrative Services, RB, Series C, Callable 04/01/13 at 100, 3.80%, 04/01/15, (AGM Insured)	30,000	31,024
Oregon State, Department of Administrative Services, Series A, Prerefunded 05/01/13 at 100, 4.10%, 05/01/18, (AGM Insured)	10,000	10,478
Oregon State, Department of Administrative Services, Series A, 5.00%, 05/01/13, (AGM Insured)	25,000	26,365
Oregon State, Department of Administrative Services, Series A, 4.00%, 05/01/14, (AGM Insured)	100,000	107,521

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

SNW Oregon Short-Term Tax-Exempt Bond Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Oregon State, Department of Administrative Services, Series A, 4.00%, 05/01/13	$115,000	$119,854
Oregon State, Department of Administrative Services, Series B, Callable 11/01/15 at 100, 5.00%, 11/01/19, (NATL-RE FGIC Insured)	100,000	111,727
Oregon State, Department of Administrative Services, Unrefunded Balance, RB, Series A, 3.00%, 04/01/13	65,000	67,025
Oregon State, Department of Administrative Services, Unrefunded Balance, RB, Series A, 4.00%, 04/01/14	130,000	139,738
Oregon State, Department of Administrative Services, Unrefunded, Series A, Callable 05/01/13 at 100, 4.10%, 05/01/18, (AGM Insured)	55,000	56,811
Oregon State, Department of Transportation, Senior Lien, RB, Series A, 5.00%, 11/15/15	30,000	34,857
Oregon State, Department of Transportation, Sub Lien, RB, Series B, 5.00%, 11/15/14	75,000	84,094

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Oregon State, Department of Transportation, Sub Lien, RB, Series B, 5.00%, 11/15/17	$100,000	$122,674
Oregon State, Facilities Authority, Revenue Refunding, Legacy Health Project, Series A, 4.00%, 05/01/13	50,000	51,767
Oregon State, Facilities Authority, Revenue Refunding, Legacy Health Project, Series A, 5.00%, 05/01/15	50,000	55,286
Oregon State, Facilities Authority, Revenue Refunding, Legacy Health System, Series A, 3.00%, 03/15/12	50,000	50,118
Oregon State, Facilities Authority, Revenue Refunding, PeaceHealth, Series A, 4.00%, 11/01/13	50,000	52,649
Oregon State, Facilities Authority, Revenue Refunding, Peacehealth, Series A, 5.00%, 11/01/15	100,000	113,164
Oregon State, Facilities Authority, Revenue Refunding, Williamette University Project, Series A, 5.00%, 10/01/15	50,000	56,420

See accompanying Notes to the Quarterly Portfolio of Investments.

3

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

SNW Oregon Short-Term Tax-Exempt Bond Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Oregon State, Facilities Authority, Revenue Refunding, Williamette University Project, Series A, 5.00%, 10/01/14	$105,000	$115,971
Oregon State, Refunding, State Board Higher Education, GO, Series D, 5.00%, 08/01/12	20,000	20,479
Polk County, GO, 4.75%, 01/01/15, (AMBAC Insured)	95,000	105,051
Polk County, GO, 5.00%, 01/01/16, (AMBAC Insured)	160,000	184,021
Polk County, GO, 5.00%, 01/01/17, (AMBAC Insured)	50,000	58,462
Port of Portland, Airport Revenue, Portland International Airport, Series 19, 4.00%, 07/01/14	20,000	21,446
Port of Portland, Airport Revenue, Portland International Airport, Series 19, Callable 07/01/18 at 100, 5.00%, 07/01/21	100,000	115,170
Rogue Community College District, Refunding, GO, 5.00%, 06/15/15, (NATL-RE, School Board Guaranty Insured)	25,000	27,784

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.00%, 08/15/12	$25,000	$25,581
Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.00%, 08/15/15	310,000	346,292
Salem-Keizer School District No. 24J, Refunding, GO, 5.00%, 06/15/13, (AGM, School Board Guaranty Insured)	35,000	37,237
Tri-County Metropolitan Transportation District Oregon, RB, Series A, 5.00%, 09/01/13, (NATL-RE Insured)	30,000	32,183
Tualatin Hills Park & Recreation District, GO, Callable 06/01/21 at 100, 4.00%, 06/01/22	200,000	234,250
Washington and Clackamas Counties, GO, Series B, 3.25%, 06/01/15	25,000	26,905
Washington and Clackamas Counties, School District No. 23J Tigard-Tualatin, GO, Series B, 3.00%, 06/01/14	50,000	52,615
Washington County, Refunding, GO, Callable 06/01/16 at 102, 5.00%, 06/01/20	100,000	116,716

See accompanying Notes to the Quarterly Portfolio of Investments.

4

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

SNW Oregon Short-Term Tax-Exempt Bond Fund

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Washington County, Refunding, GO, Callable, 07/01/19 at 100, 4.00%, 07/01/20	$20,000	$23,040
Washington Multnomah and Yamhill, West Union School District No. 1, GO, Callable 06/15/17 at 100, 5.00%, 06/15/18, (NATL-RE Insured)	75,000	88,613
Yamhill County Oregon School District No. 40, GO, 5.00%, 06/15/14, (AGM School Board Guaranty Insured)	100,000	109,752

		4,472,775

TOTAL MUNICIPAL BONDS (Cost $4,438,353)		4,514,714

CORPORATE BONDS AND NOTES — 5.4%
General Electric Capital Corp., Senior Unsecured Medium Term Note 0.78%, 01/08/2016 (a)	115,000	107,371

General Electric Capital Corp., Senior Unsecured Medium Term Note 0.67%, 02/15/2017 (a)	50,000	45,632

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
General Electric Capital Corp., Senior Unsecured Medium Term Note 0.71%, 08/07/2018 (a)	$117,000	$107,600

TOTAL CORPORATE BONDS AND NOTES (Cost $258,729)		260,603

	Shares
REGISTERED INVESTMENT COMPANY — 0.4%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(b)	19,158	19,158

TOTAL REGISTERED INVESTMENT COMPANY (Cost $19,158)		19,158

TOTAL INVESTMENTS - 99.3% (Cost $4,716,240)*		4,794,475
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		33,502

NET ASSETS - 100.0%		$4,827,977

(a)	Floating or variable rate security. Rate disclosed is as of January 31, 2012.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2012.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

SNW Oregon Short-Term Tax-Exempt Bond Fund

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$4,716,240

Gross unrealized appreciation	78,659
Gross unrealized depreciation	(424)

Net unrealized appreciation	$78,235

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL-RE	National Reinsurance Corp.
RB	Revenue Bond

See accompanying Notes to the Quarterly Portfolio of Investments.

6

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SNW Oregon Short-Term Tax-Exempt Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

7

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds	$4,514,714	$—	$4,514,714	$—
Corporate Bonds and Notes	260,603	—	260,603	—
Registered Investment Company	19,158	19,158	—	—

Total	$4,794,475	$19,158	$4,775,317	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012 there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

TW SMALL CAP GROWTH FUND

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.0%
Aerospace & Defense — 2.6%
BE Aerospace, Inc.	6,839	$288,606
Hexcel Corp.*	7,933	198,880

		487,486

Auto Parts & Equipment — 1.0%
Tenneco, Inc.*	6,055	194,366

Biotechnology — 3.7%
Amylin Pharmaceuticals, Inc.	9,797	139,411
Inhibitex, Inc.*	1,412	36,048
Keryx Biopharmaceuticals, Inc.*	43,635	147,923
Sangamo BioSciences, Inc.*	20,169	69,583
Spectrum Pharmaceuticals, Inc.*	14,060	197,824
Trius Therapeutics, Inc.*	16,216	90,161

		680,950

Chemicals — 2.0%
Kraton Performance Polymers, Inc.*	6,892	196,008
Solutia, Inc.	6,677	183,618

		379,626

Commercial Banks — 0.5%
Signature Bank*	1,642	95,482

Commercial Services & Supplies — 1.6%
US Ecology, Inc.	16,343	305,941

Communications Equipment — 1.7%
Aruba Networks, Inc.	4,395	97,481
Finisar Corp.*	5,694	115,360
Sonus Networks, Inc.*	41,030	105,857

		318,698

	Number of Shares	Value
COMMON STOCKS — (Continued)
Computers & Peripherals — 4.3%
Immersion Corp.*	18,934	$106,598
OCZ Technology Group, Inc.*	37,424	315,484
Quantum Corp.*	145,722	367,219

		789,301

Consumer Finance — 3.2%
Cash America International, Inc.	2,966	130,089
DFC Global Corp.*	15,111	297,687
NetSpend Holdings, Inc.*	19,548	170,654

		598,430

Diversified Consumer Services — 1.5%
Capella Education Co.*	3,206	135,710
Steiner Leisure Ltd.*	2,731	134,857

		270,567

Electrical Equipment — 1.5%
EnerSys*	9,744	282,381

Electronic Equipment, Instruments & Components — 1.6%
Maxwell Technologies, Inc.*	7,297	149,297
Rogers Corp.*	3,595	138,156

		287,453

Energy Equipment & Services — 1.6%
Key Energy Services, Inc.*	13,223	191,469
Pioneer Drilling Co.*	11,875	105,925

		297,394

Food Products — 0.5%
Diamond Foods, Inc.	2,609	94,811

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TW SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — 4.7%
Cyberonics, Inc.*	5,162	$167,765
DexCom, Inc.*	11,835	129,830
ICU Medical, Inc.*	3,578	166,270
Masimo Corp.*	4,945	105,823
OraSure Technologies, Inc.*	11,484	127,817
Spectranetics Corp.*	10,423	86,824
Volcano Corp.*	3,432	96,268

		880,597

Health Care Providers & Services — 4.8%
Health Net, Inc.*	2,029	76,574
HMS Holdings Corp.*	10,403	343,403
Mednax, Inc.*	2,536	180,614
Wellcare Health Plans, Inc.*	4,886	291,987

		892,578

Health Care Technology — 2.0%
athenahealth, Inc.*	2,471	143,763
Omnicell, Inc.*	14,253	220,636

		364,399

Hotels, Restaurants & Leisure — 4.9%
BJ’s Restaurants, Inc.*	3,732	186,712
Morgans Hotel Group Co.*	18,853	106,331
Orient-Express Hotels Ltd.*	20,881	176,653
Red Robin Gourmet Burgers, Inc.*	6,437	197,680
Scientific Games Corp.*	20,825	233,032

		900,408

Household Durables — 1.1%
SodaStream International Ltd.*	5,247	200,383

Internet & Catalog Retail — 0.5%
Shutterfly, Inc.*	3,877	91,962

	Number of Shares	Value
COMMON STOCKS — (Continued)
Internet Software & Services — 2.2%
Dice Holdings, Inc.*	17,902	$169,532
InterNAP Network Services Corp.*	34,736	233,079

		402,611

IT Services — 1.7%
ExlService Holdings, Inc.*	7,542	182,064
Jack Henry & Associates, Inc.	4,064	138,989

		321,053

Machinery — 2.7%
Actuant Corp., Class A	11,894	301,513
Navistar International Corp.*	4,536	196,363

		497,876

Metals & Mining — 1.0%
Kaiser Aluminum Corp.	3,615	178,509

Oil, Gas & Consumable Fuels — 6.3%
Berry Petroleum Co., Class A	4,926	221,719
Carrizo Oil & Gas, Inc.*	3,384	82,197
Energy XXI Bermuda Ltd.*	8,493	278,825
Goodrich Petroleum Corp.*	5,389	93,014
Lufkin Industries, Inc.	2,406	180,979
Oasis Petroleum, Inc.*	3,597	121,363
Rosetta Resources, Inc.*	3,821	183,370

		1,161,467

Pharmaceuticals — 2.4%
Hi-Tech Pharmacal Co., Inc.*	2,947	114,874
MAP Pharmaceuticals, Inc.*	9,839	139,222
Salix Pharmaceuticals Ltd.*	4,041	194,776

		448,872

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TW SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Professional Services — 4.7%
Acacia Research - Acacia Technologies	8,028	$330,433
Advisory Board Co.*	3,004	229,145
Navigant Consulting, Inc.*	23,850	305,519

		865,097

Real Estate Management & Development — 2.4%
Jones Lang LaSalle, Inc.	5,645	444,600

REIT — 0.9%
Mid-America Apartment Communities, Inc.	2,656	169,772

Road & Rail — 2.1%
Genesee & Wyoming, Inc., Class A*	3,335	207,104
Old Dominion Freight Line, Inc.*	4,174	177,896

		385,000

Semiconductors & Semiconductor Equipment — 7.1%
Cavium, Inc.*	7,875	253,103
Cree, Inc.*	6,915	175,848
Diodes, Inc.*	11,631	299,847
Mindspeed Technologies, Inc.*	43,850	281,079
Volterra Semiconductor Corp.*	10,030	302,605

		1,312,482

Software — 7.8%
BroadSoft, Inc.*	2,670	74,440
CommVault Systems, Inc.*	2,097	98,559
Interactive Intelligence Group, Inc.*	5,111	131,915
Kenexa Corp.*	8,129	195,259
MicroStrategy, Inc.*	945	108,788

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
OPNET Technologies, Inc.	5,152	$182,638
Parametric Technology Corp.*	13,959	351,348
Sourcefire, Inc.*	9,613	298,195

		1,441,142

Specialty Retail — 2.4%
Casey’s General Stores, Inc.	3,202	163,110
Pier 1 Imports, Inc.*	18,243	283,679

		446,789

Textiles, Apparel & Luxury Goods — 1.2%
Warnaco Group, Inc.*	3,953	230,262

Trading Companies & Distributors — 0.8%
Rush Enterprises, Inc., Class A*	6,632	152,602

TOTAL COMMON STOCKS (Cost $15,326,020)		16,871,347

TOTAL INVESTMENTS - 91.0% (Cost $15,326,020)**		16,871,347
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.0%		1,664,749

NET ASSETS - 100.0%		$18,536,096

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TW SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$15,326,020

Gross unrealized appreciation	2,026,864
Gross unrealized depreciation	(481,537)

Net unrealized appreciation	$1,545,327

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TW SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TW Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

TW SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Market Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$16,871,347	$16,871,347	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

WHV FUNDS

WHV International Equity Fund

Portfolio Holdings Summary Table

January 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Energy Equipment & Services	29.3%	$80,603,532
Metals & Mining	12.3	33,893,259
Chemicals	10.9	30,058,362
Road & Rail	9.3	25,518,702
Oil, Gas & Consumable Fuels	8.3	22,924,228
Food Products	6.5	18,049,396
Beverages	3.9	10,852,275
Tobacco	3.8	10,598,156
Electrical Equipment	3.8	10,516,798
Machinery	1.6	4,290,807
Pharmaceuticals	1.4	3,752,471
Insurance	1.1	2,998,817
Real Estate Management & Development	1.0	2,696,138
Capital Markets.	0.3	770,009
Trading Companies & Distributors	0.2	550,875
Other Assets in Excess of Liabilities	6.3	17,480,753

NET ASSETS	100.0%	$275,554,578

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.7%
Australia — 4.8%
BHP Billiton, Ltd., SP ADR	165,630	$13,157,647

Bermuda — 5.3%
Bunge, Ltd.	26,640	1,525,673
Nabors Industries, Ltd.*	610,957	11,376,019
PartnerRe, Ltd.	23,930	1,565,501

		14,467,193

Brazil — 2.9%
Vale SA, SP ADR	320,890	8,118,517

Canada — 26.8%
Agrium, Inc.	105,940	8,502,744
Brookfield Asset Management, Inc., Class A	88,485	2,696,138
Canadian National Railway Co.	164,570	12,411,869
Canadian Natural Resources, Ltd.	266,350	10,550,124
Canadian Pacific Railway, Ltd.	183,775	13,106,833
Ensign Energy Services, Inc.	31,060	479,566
Finning International, Inc.	20,350	550,875
Manulife Financial Corp.	57,380	672,494
Potash Corp. of Saskatchewan, Inc.	269,080	12,576,799
Suncor Energy, Inc.	340,420	11,744,490
Talisman Energy, Inc.	52,820	629,614

		73,921,546

France — 0.3%
AXA SA, SP ADR	49,890	760,822

Germany — 2.1%
BASF SE, SP ADR	75,980	5,866,416

	Number of Shares	Value
COMMON STOCKS — (Continued)
Ireland — 5.4%
Cooper Industries PLC	177,889	$10,516,798
Ingersoll-Rand PLC	122,805	4,290,807

		14,807,605

Luxemburg — 3.5%
Tenaris SA, ADR	245,670	9,645,004

Netherlands — 5.2%
Core Laboratories NV	80,050	8,503,712
Unilever NV, NY Shares	176,125	5,873,769

		14,377,481

Netherlands Antilles — 5.2%
Schlumberger, Ltd.	191,170	14,370,249

Norway — 0.2%
Yara International ASA, ADR	15,435	622,185

Switzerland — 19.6%
Nestle SA, SP ADR	185,120	10,649,954
Noble Corp.*	402,005	14,005,854
Novartis AG, ADR	69,030	3,752,471
Syngenta AG, ADR*	41,025	2,490,218
Transocean, Ltd.	138,985	6,573,990
UBS AG*	56,660	770,009
Weatherford International, Ltd.*	934,835	15,649,138

		53,891,634

United Kingdom — 12.4%
British American Tobacco PLC, SP ADR	114,935	10,598,156
Diageo PLC, SP ADR	122,500	10,852,275
Rio Tinto PLC, SP ADR	208,685	12,617,095

		34,067,526

TOTAL COMMON STOCKS (Cost $248,891,299)		258,073,825

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

Value
TOTAL INVESTMENTS - 93.7% (Cost $248,891,299)**	$258,073,825
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.3%	17,480,753

NET ASSETS - 100.0%	$275,554,578

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$248,891,299

Gross unrealized appreciation	17,316,177
Gross unrealized depreciation	(8,133,651)

Net unrealized appreciation	$9,182,526

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

3

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio Holdings Summary Table

January 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	16.1%	$338,555
Internet Software & Services	13.3	281,379
Oil, Gas & Consumable Fuels	11.7	246,250
Energy Equipment & Services	11.6	244,989
Metals & Mining	7.9	166,310
Food & Staples Retailing	7.2	152,582
Beverages	5.8	122,021
Chemicals	4.3	91,341
Water Utilities	3.6	76,762
Multiline Retail	3.4	71,758
Machinery	3.3	69,141
Aerospace & Defense	3.0	63,066
Hotels, Restaurants & Leisure	2.6	54,932
Semiconductors & Semiconductor Equipment	2.4	49,773
Pharmaceuticals	2.1	45,249
Auto Components	1.8	36,988
Food Products	1.4	28,843
Liabilities in Excess of Other Assets	(1.5)	(30,682)

NET ASSETS	100.0%	$2,109,257

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

4

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 101.5%
Argentina — 9.8%
Arcos Dorados Holdings, Inc., Class A	2,555	$54,932
MercadoLibre, Inc.	625	54,625
Tenaris SA, ADR	2,440	95,794

		205,351

Brazil — 22.0%
BRF - Brasil Foods SA, ADR	1,440	28,843
Cia de Bebidas das Americas, PRF ADR	1,670	60,771
Cia de Saneamento Basicodo Estado de Sao Paulo, ADR*	1,165	76,762
Embraer SA, ADR	2,300	63,066
Itau Unibanco Holding SA, PRF ADR	4,400	87,824
Lojas Renner SA	2,125	71,758
Vale SA, SP ADR	2,965	75,015

		464,039

Chile — 4.3%
Sociedad Quimica y Minera de Chile SA, SP ADR	1,555	91,341

China — 19.4%
Baidu, Inc., SP ADR*	520	66,310
China Oilfield Services, Ltd., Class H	42,275	69,011
CNOOC, Ltd., ADR	300	61,020
PetroChina Co., Ltd., ADR	350	50,925
Sina Corp.*	1,290	90,648
Yanzhou Coal Mining Co., Ltd., SP ADR	3,005	71,489

		409,403

	Number of Shares	Value
COMMON STOCKS — (Continued)
Columbia — 3.0%
Ecopetrol SA, SP ADR	1,230	$62,816

Czech Republic — 2.3%
Komercni Banka AS	250	47,768

India — 5.1%
Dr. Reddy’s Laboratories, Ltd., ADR	1,325	45,249
HDFC Bank, Ltd., ADR	2,030	62,991

		108,240

Indonesia — 3.3%
United Tractors Tbk PT	21,925	69,141

Kazakhstan — 4.3%
Kazakhmys PLC	5,100	91,295

Mexico — 2.9%
Coca-Cola Femsa SAB de CV, SP ADR	625	61,250

Peru — 3.9%
Credicorp, Ltd.	730	82,972

Poland — 3.2%
Eurocash SA	7,300	67,846

Russia — 9.8%
Eurasia Drilling Co., Ltd., GDR	3,050	80,184
Mail.ru Group, Ltd., GDR*	2,125	69,796
Sberbank of Russia, SP ADR*	4,750	57,000

		206,980

South Korea — 1.8%
Hyundai Mobis Co., Ltd.*	150	36,988

Taiwan — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	3,535	49,773

See accompanying Notes to the Quarterly Portfolio of Investments.

5

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Turkey — 4.0%
BIM Birlesik Magazalar AS	2,750	$84,736

TOTAL COMMON STOCKS (Cost $2,099,364)		2,139,939

TOTAL INVESTMENTS - 101.5% (Cost $2,099,364)**		2,139,939
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(30,682)

NET ASSETS - 100.0%		$2,109,257

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,099,364

Gross unrealized appreciation	79,618
Gross unrealized depreciation	(39,043)

Net unrealized appreciation	$40,575

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRF ADR	Preferred American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

6

WHV FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV International Equity Fund and the WHV Emerging Markets Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Wentworth, Hauser and Violich, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

7

WHV FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2012

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
WHV International Equity Fund:
Investments in Securities*	$258,073,825	$258,073,825	$—	$—

WHV Emerging Markets Equity Fund:
Investments in Securities*	$2,139,939	$2,139,939	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for all Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date 3-21-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
	Joel L. Weiss, President and Chief Executive (principal executive officer)	Officer

Date 3-21-12

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date 3-21-12

* Print the name and title of each signing officer under his or her signature.